Exhibit 99.11

Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged
301117180	728e1850-82d1-417c-9cff-fc8faeec111e	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 239.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.84% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784

301117180	814bcfaf-0036-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage Rider	Missing 1-4 Family Rider to the Mortgage.	03/12/19: Please review the uploaded "Mortgage with 1-4 Family Rider."03/07/2019: See uploaded Family Rider	03/13/2019: Lender provided 1-4 Family Rider. Exception cleared.03/08/2019: Document provided is evidence of e-consent. Mortgage rider not provided. Condition remains.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 239.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.84% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784

301117180	f3ced8d0-0036-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Missing payee for Section E recording fee.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 239.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.84% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784

301117180	ab8f2260-0136-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided.		03/06/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 239.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.84% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784

301027556	eb4cfa0c-4e92-4d62-b2f2-f496ff0e3670	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Life of Loan Fee in section B of the final Closing Disclosure is missing. Provide corrected CD and letter of explanation to the Borrower.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
300335871	9959fc36-57ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The Assessor's Parcel Number listed on the appraisal is different from the Assessor's Parcel number listed on the Mortgage.	03/09/16: Uploading letter of intent to re-record to amend APN.	04/28/2017: Received recorded, corrected mortgage & riders. Condition cleared.03/10/17: Lender provided the letter of intent. Exception request submitted to client.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.32%. FICO is higher than guideline minimum UW Guides required FICO of 720, loan qualified with FICO of 784. Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualified with 122 months reserves.

300335871	7aef5415-6eff-e611-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/09/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.32%. FICO is higher than guideline minimum UW Guides required FICO of 720, loan qualified with FICO of 784. Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualified with 122 months reserves.

300335828	e13a9216-7303-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/10/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300996746	7e08c081-12a0-49f2-b29d-b7a7764eedf5	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
300996746	7df5afa5-1f36-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	03/05/2019: appraisal review	03/05/2019: Lender provided CDA. Exception cleared.
300996724	72f3cd02-1a9a-4e72-95b1-2609b64400cb	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
300996724	cac3889e-6139-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		03/05/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300996684	d1065e05-0236-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The AUS reflects a maximum allowable DTI of 22%.  Due to the improper calculation of debts, the actual DTI is 27.82%. The lender used an interest only payment for the 1st mortgage on the borrowers primary residence. The full principle and interest payment should be used for qualification.

3/13/2019: According to the lender, the borrower has been paying interest only payment on the loan. Additionally, the lender has indicated that they are unable to re-run DU to the the associated credit report has expired. Please advise if a copy of the Note to verify the terms on the interest only loan will suffice.

03/21/2019:  Received updated AUS results correcting DTI.  Condition cleared.03/18/2019: Lender responded the borrower has been paying interest only on the loan.  Audit confirmed the guidelines requires the full monthly payment to be included in the debt calculations.  Exception remains.

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  75.10 months reserves FICO is higher than guideline minimum Loan qualified with a 764 FICO Years in Primary Residence Borrower has resided in primary residence for 7 years

300996684	478cf70a-c77f-4a75-aaac-23d5b88334b1	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated business disclosure		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  75.10 months reserves FICO is higher than guideline minimum Loan qualified with a 764 FICO Years in Primary Residence Borrower has resided in primary residence for 7 years

300996684	b7e7efa7-0136-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet TQM, DTI exceeds 3% tolerance due to lender did not include the full P&I payment of the borrowers primary residence.
3/13/2019: According to the lender, the borrower has been paying interest only payment on the loan. Additionally, the lender has indicated that they are unable to re-run DU to the the associated credit report has expired. Please advise if a copy of the Note to verify the terms on the interest only loan will suffice.

03/21/2019:  Received updated AUS results correcting DTI.  Condition cleared.03/18/2019: Lender responded the borrower has been paying interest only on the loan.  Audit confirmed the guidelines requires the full monthly payment to be included in the debt calculations.  Exception remains.

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  75.10 months reserves FICO is higher than guideline minimum Loan qualified with a 764 FICO Years in Primary Residence Borrower has resided in primary residence for 7 years

300996684	6e5383ab-ee35-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure does not provide an itemization of Recording Fees in Section E.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  75.10 months reserves FICO is higher than guideline minimum Loan qualified with a 764 FICO Years in Primary Residence Borrower has resided in primary residence for 7 years

300996652	376033ad-3136-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file, CU score of 3.1.		03/06/2019: Lender provided the CDA for the subject property. Exception cleared.03/05/19: CDA is not for the subject property. Condition maintained.
301020830	db89ec5a-4735-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing signed 4506-T	The lender's guidelines require an executed 4506-T at application and closing. Executed 4506-T at application not provided.		03/08/2019: Received 4506-T signed at application. Condition cleared.
Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require no disposable income, borrower qualified with $X,XXX.XX in disposable income. Years in Field Borrower has 8 years in field.  Reserves are higher than guideline minimum UW Guides require  Years in Field Borrower has 8 years in field.  Reserves are higher than guideline minimum UW Guides require no reserves, borrower qualified with 85.8 months reserves.

301020830	cd66cdd2-2756-4129-94ab-f1eadfbbdb08	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require no disposable income, borrower qualified with $X,XXX.XX in disposable income. Years in Field Borrower has 8 years in field.  Reserves are higher than guideline minimum UW Guides require  Years in Field Borrower has 8 years in field.  Reserves are higher than guideline minimum UW Guides require no reserves, borrower qualified with 85.8 months reserves.

301020830	2bec5e15-c483-4733-bda8-bfe97ecc353b	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to the missing form 4506-T from application.		03/08/2019: Received 4506-T signed at application. Condition cleared.
Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require no disposable income, borrower qualified with $X,XXX.XX in disposable income. Years in Field Borrower has 8 years in field.  Reserves are higher than guideline minimum UW Guides require  Years in Field Borrower has 8 years in field.  Reserves are higher than guideline minimum UW Guides require no reserves, borrower qualified with 85.8 months reserves.

301020830	92f9d7c0-4d35-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		03/05/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require no disposable income, borrower qualified with $X,XXX.XX in disposable income. Years in Field Borrower has 8 years in field.  Reserves are higher than guideline minimum UW Guides require  Years in Field Borrower has 8 years in field.  Reserves are higher than guideline minimum UW Guides require no reserves, borrower qualified with 85.8 months reserves.

300996598	69c1f7ee-c136-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 36.31%. Lender included K1 income that was not provided in file. Due to miscalculation of income, the actual DTI is 42.36%.		03/11/2019: Received XXXX executed 1120S returns and XXXX K-1. Recalculated DTI 33.78%. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $X,XXX in disposable income   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 13.2 months reserves Years in Field Borrower has 8 years in Field

300996598	ee19f93d-c136-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns	Per AUS requirements, Self-employed consumers must provide both Personal and Business tax returns. Signed business returns not provided.		03/11/2019: Received XXXX executed 1120S returns and XXXX K-1. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $X,XXX in disposable income   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 13.2 months reserves Years in Field Borrower has 8 years in Field

300996598	84726f28-e98c-4c05-9a73-3501e030607b	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $X,XXX in disposable income   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 13.2 months reserves Years in Field Borrower has 8 years in Field

300996598	415ff048-52a2-461e-aa95-0b40108f3c1b	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date. Affiliated business disclosure is dated XX/XX/XXXX and application date is XX/XX/XXXX.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $X,XXX in disposable income   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 13.2 months reserves Years in Field Borrower has 8 years in Field

300996598	c20e3192-c236-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to Missing Business tax returns required by AUS guidelines and DTI exceeding max allowed.		03/11/2019: Received XXXX executed 1120S returns and XXXX K-1. Recalculated DTI 33.78%. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $X,XXX in disposable income   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 13.2 months reserves Years in Field Borrower has 8 years in Field

300996598	a4ba46d1-f339-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		03/05/19: A CDA provided reflecting a value of $X,XXX,XXX.X which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $X,XXX in disposable income   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 13.2 months reserves Years in Field Borrower has 8 years in Field

300996582	1665b2bd-8124-4aea-9044-3d6b407c519a	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301020770	a568ab41-f435-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		03/05/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
301020767	5b89adb0-be36-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing a CDA report.		03/05/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.37% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 288.20 months reserves

301020713	fc90b6c4-2d36-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #1 on the final application not provided.		03/08/2019: Received evidence of property taxes for departing residence. Condition cleared.
Reserves are higher than guideline minimum DU requires 6 months reserves, loan qualified with 17.20 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 39.74% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported

301020713	aa79380d-c837-4bc8-92a7-4e32994ff35a	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Broker.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum DU requires 6 months reserves, loan qualified with 17.20 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 39.74% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported

301020713	1c151035-464e-4483-a931-5beeb743ad97	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Affiliated Business Disclosure not executed	Lender Affiliated Business Disclosure not executed.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum DU requires 6 months reserves, loan qualified with 17.20 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 39.74% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported

301020713	1dbd44e9-37b3-4688-a86f-d24611df7925	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of property taxes for property #1 on the final application not provided.		03/08/2019: Received evidence of property taxes for departing residence. Condition cleared.
Reserves are higher than guideline minimum DU requires 6 months reserves, loan qualified with 17.20 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 39.74% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported

301020584	9c81efef-d821-4170-940b-41f724db1ff7	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies.
301020572	37923262-eded-47e9-9cc0-876c46c9fc30	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for both the lender and the broker.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301020572	d78c6939-df35-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file, CU score of 3.5.		03/05/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
301020434	1e918ad6-d936-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration
A hazard insurance declaration for the subject property was not provided as the final CD shows an annual premium of $X,XXX being collected at closing. The hazard insurance policy in file show an annual premium of $X,XXX. Provide updated/correct HOI policy. Additional conditions may apply.
03/15/2019: LOX, proof of delivery and final CD3/7/2019: Updated CD reflecting $XXXX in collected premium received. Uploaded to portal.
03/18/2019: Lender provided LOX, PCCD and proof of delivery.  Exception cleared.03/14/2019:  Received evidence of delivery and post consummation closing disclosure correcting hazard insurance.  Missing letter of explanation to borrower.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 11.03 months reserves, loan qualified with 30.30 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO of 680, loan qualified with a 780 FICO. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 31.05% DTI Ratio.

301020434	462c018e-d936-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report. Additional conditions may apply. NOTE:  OFAC clear on credit report.

04/30/2019:  Finding cleared.03/08/2019:  Lender provided a copy of the third-party fraud report.  Audit reviewed, and no red flags are present. Fraud tool was pulled post-closing. Loan will be rated a B.

Reserves are higher than guideline minimum UW Guides require 11.03 months reserves, loan qualified with 30.30 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO of 680, loan qualified with a 780 FICO. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 31.05% DTI Ratio.

301020434	56820628-0354-4725-a85c-b471a2bc04c1	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 11.03 months reserves, loan qualified with 30.30 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO of 680, loan qualified with a 780 FICO. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 31.05% DTI Ratio.

301020434	ed70bc57-d836-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		03/05/19: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 11.03 months reserves, loan qualified with 30.30 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO of 680, loan qualified with a 780 FICO. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 31.05% DTI Ratio.

301130937	336740ce-58e0-4091-add6-eed3d13ac409	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 145.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753

301130937	7fd4d8ee-ed36-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/04/19: A CDA provided reflecting a value of XXX,XXX. Which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 145.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753

301117011	e1b8a732-97c9-4b5d-8bf7-6b4eecabdf37	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 27.41% DTI Ratio. Reserves are higher than guideline minimum UW Guides require 3.92 months reserves, loan qualified with 28 months reserves. Years Self Employed Borrower has been self employed for 22 years.

301117011	258f2051-6038-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/05/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 27.41% DTI Ratio. Reserves are higher than guideline minimum UW Guides require 3.92 months reserves, loan qualified with 28 months reserves. Years Self Employed Borrower has been self employed for 22 years.

301130936	f988888d-321d-4cc7-bed0-5b417c39ec83	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301130935	6c67e8c9-2c36-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/06/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
301130933	9a40313b-7501-4b47-b00b-9867b179c7b5	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301130933	ea27c17e-a636-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		03/06/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
301116005	1508a07d-6164-46fb-85ca-a88b46e1aee9	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301116005	f86e4941-2b55-4173-bd36-508bc8063a88	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301130930	b126098d-85d0-40bc-8355-fcedcaea8bf5	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301115442	4eddd875-c736-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	File is missing the final Settlement Statement or Closing Disclosure verifying the purchase of REO property #1 on the final application. Additional conditions may apply.	3/13/2019: Final settlement statement for XXXX-XXXX X XXXX XX received. Uploaded to portal.03/11/2019: Final Settlement Statement	03/14/2019: Received certified settlement statement. Condition cleared.03/13/2019: Lender provided response "Final Settlement Statement", however; no documents were uploaded. Exception remains.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 79.60 months reserves Years in Field Borrower has 8 years in Field

301115442	da9ff028-b536-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing signed 4506-T	The Lender's guidelines require an executed 4506-T at application and at closing. 4506-T signed at application not provided.	03/12/2019: 4506T at application	03/13/2019: Lender provided 4506T signed at application. Exception cleared.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 79.60 months reserves Years in Field Borrower has 8 years in Field

301115442	9748bbd6-6d81-4a81-b644-61f0b72978fa	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 79.60 months reserves Years in Field Borrower has 8 years in Field

301115442	3fd7a788-2fd7-497f-940c-b9a98f0e5cdf	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 79.60 months reserves Years in Field Borrower has 8 years in Field

301115442	1a96bb9c-b836-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage
Loan does not meet criteria for Temporary Qualified Mortgage due to the missing form 4506-T from application and the final Settlement Statement or Closing Disclosure verifying the purchase of REO property #1 on the final application. Additional conditions may apply.

03/14/2019:  Received certified settlement statement.  4506-T previously provided.  Condition cleared.03/13/2019: Lender provided 4506T signed at application and response "Final Settlement Statement", however; no documents were uploaded for the Final Settlement Statement. Exception remains.

Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 79.60 months reserves Years in Field Borrower has 8 years in Field

301115442	884f8ec8-0436-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		03/04/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 79.60 months reserves Years in Field Borrower has 8 years in Field

301115440	d09e4a94-7e1a-4c44-b8bf-eb4f8c7bb07e	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 9.86 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 680, loan qualified with a 797 FICO. Years Self Employed Borrower has been self employed for 13.5 years.

301115440	8d4ecdf2-5a73-4150-9885-173a13c39b91	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 9.86 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 680, loan qualified with a 797 FICO. Years Self Employed Borrower has been self employed for 13.5 years.

301115440	192ca446-8f0c-472b-82a4-48a9974d72b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 9.86 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 680, loan qualified with a 797 FICO. Years Self Employed Borrower has been self employed for 13.5 years.

301115440	6c994b83-0236-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		03/06/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 9.86 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 680, loan qualified with a 797 FICO. Years Self Employed Borrower has been self employed for 13.5 years.

301130927	165bd273-2025-4dd4-ba35-cc4449454b41	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 9.74 months reserves, loan qualified with 16.30 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   Years on Job Borrower has 17 years on job

301130927	d4416c28-5439-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA report. CDA report provided was not for the subject property.		03/06/2019: Lender provided the corrected CDA report. Exception cleared.03/06/19: CDA provided is not for the subject transaction. Condition maintained.
Reserves are higher than guideline minimum UW Guides require 9.74 months reserves, loan qualified with 16.30 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   Years on Job Borrower has 17 years on job

301113940	795dab9e-175c-4b96-8e28-4959849f292a	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301113940	3613b579-3470-4964-bdfa-8a98e4d636a5	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301113940	883b2f5a-2236-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file, CU score of 3.4.		03/04/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
301113624	04609a03-b23a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.	03/11/2019: VVOE	03/13/2019: Lender provided VVOE. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 42 months reserves, loan qualified with 130.20 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Years on Job Borrower has 21 years on job

301113624	d36fcd69-2cfe-4065-94a4-83b5a26a1ced	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 42 months reserves, loan qualified with 130.20 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Years on Job Borrower has 21 years on job

301113624	bd92ac5e-4ff5-43cf-abea-e123ce0ee8b3	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage
Loan does not meet criteria for Temporary Qualified mortgage due to missing employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.
															03/11/2019: VVOE	03/13/2019: Lender provided VVOE. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 42 months reserves, loan qualified with 130.20 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Years on Job Borrower has 21 years on job

301113331	18a73ef0-e536-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442).		03/11/2019: Received acceptable satisfactory completion certificate. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.01% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 8.43 months reserves, loan qualified with  287.30  months reserves

301113331	3f6805ff-b0ba-41c2-98aa-d2d2632237ab	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.01% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 8.43 months reserves, loan qualified with  287.30  months reserves

301113274	ce79013d-84f3-4792-83b9-014475e9ef48	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301113274	0ae48a01-0136-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/06/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
301113155	d708c777-0839-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report in file has different street address of subject property.		03/06/2019: Lender provided updated CDA report for the subject property. Exception cleared.03/06/19: CDA provided is not for the subject property. Condition maintained.
301113051	6dd68403-5caa-480d-874d-aca321d84437	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301113051	d7def3d8-4e39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		03/06/19: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
301113048	85bfc549-a47d-45db-bdd8-2e05046e3935	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies.
301113048	9c33cb37-973b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/07/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
301112780	83648c82-0736-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the mortgage broker.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301112780	abf2f756-db10-4ac7-abba-c7cc1206c321	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure provided by the lender not provided within 3 business days of application date. Disclosure dated XX/XX/XXXX and the Initial Application is dated XX/XX/XXXX.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301112780	716270dc-0836-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/06/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
301130924	9c645430-541a-4dcc-8f40-2009903d3ef6	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies.
301130923	d6565c56-8bdf-4f27-8e72-1bbb6349cab5	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301112635	2e7213c0-bb36-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The effective hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX. which leaves a shortage of hazard insurance coverage of $XX,XXX.XX. A cost estimator from the insurer was not provided.  Additionally, the loan file contained a renewal policy, which is not yet in effect, with dwelling coverage of $XXX,XXX.XX which would still leave a shortage of hazard insurance coverage of $X,XXX.XX.

03/11/2019 (Disagree): Both coverages in file reflect more than the Appraisal’s (cost approach value) “total estimate of cost new” which reflects $XXX,XXX. Agree that there were 2 coverage's in file both with XXXXX XXXX and Mortgagee Clause XXXXX XXXX XX/XX/XXXX-XX/XX/XXXX $XXXk Dwelling and XX/XX/XXXX-XX/XX/XXXX $XXXk Dwelling; however, the loan was insured at closing. Additionally, the loan was qualified using the higher renewal premium with a dwelling coverage of $XXXXK which is higher than the Appraiser’s total estimate cost new of $XXX,XXX. Please review the uploaded Appraisal (refer to referenced section for cost approach value section.

03/22/2019:  Received replacement cost estimator.  Hazard coverage is sufficient.  Condition cleared. 03/13/2019: Lender provided same appraisal and response "(Disagree): Both coverages in file reflect more than the Appraisal’s (cost approach value) “total estimate of cost new” which reflects $XXX,XXX. Agree that there were 2 coverage's in file both with XXXXX XXXX and Mortgagee Clause XXXXX XXXX XX/XX/XXXX-XX/XX/XXXX $XXXk Dwelling and XX/XX/XXXX-XX/XX/XXXX $XXXk Dwelling; however, the loan was insured at closing. Additionally, the loan was qualified using the higher renewal premium with a dwelling coverage of $XXXk which is higher than the Appraiser’s total estimate cost new of $XXX,XXX. Please review the uploaded Appraisal (refer to referenced section for cost approach value section", however; guidelines state coverage must cover the loan amount or a Cost Estimator from property Insurer must be provided. Exception remains.

Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income.  Reserves are higher than guideline minimum AUD required 6 months reserves, loan qualified with 54.50 months reserves.  No Mortgage Lates The credit report verifies 99 months payment history with no late payments reported.  Years on Job Borrower has 11 years on job.

301112635	604862f7-d74e-406a-b290-1f3d746de421	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income.  Reserves are higher than guideline minimum AUD required 6 months reserves, loan qualified with 54.50 months reserves.  No Mortgage Lates The credit report verifies 99 months payment history with no late payments reported.  Years on Job Borrower has 11 years on job.

301112635	a916105f-bd36-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. Initial CD is null and void due to the missing E-Consent form; therefore, the mailbox rule was applied.  No cure.
03/08/2019: Received evidence of E Consent. Timing requirement met. Condition cleared.
Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income.  Reserves are higher than guideline minimum AUD required 6 months reserves, loan qualified with 54.50 months reserves.  No Mortgage Lates The credit report verifies 99 months payment history with no late payments reported.  Years on Job Borrower has 11 years on job.

301112635	e73d725b-788a-4f81-a0dd-d2e382580cba	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the Borrower.		03/08/2019: Received evidence of E Consent. Condition cleared.
Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income.  Reserves are higher than guideline minimum AUD required 6 months reserves, loan qualified with 54.50 months reserves.  No Mortgage Lates The credit report verifies 99 months payment history with no late payments reported.  Years on Job Borrower has 11 years on job.

301112635	efe423b7-bb36-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		03/06/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income.  Reserves are higher than guideline minimum AUD required 6 months reserves, loan qualified with 54.50 months reserves.  No Mortgage Lates The credit report verifies 99 months payment history with no late payments reported.  Years on Job Borrower has 11 years on job.

301130922	9c3cc81c-e92b-4d4e-a6ca-2d0f4b592907	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301130922	db8c193e-0036-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/06/2019: Lender provided the CDA report no tolerance violation. Exception cleared.
301112215	e34f7c58-2db4-4f61-9818-bd6387b8dce0	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301112215	2753f987-ec39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.	03/05/219: appraisal review	03/05/2019: Lender provided CDA. Exception cleared.
301112201	13660e4a-caa8-456d-82c9-25e9040bee03	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Due to missing the Borrower's Consent to Receive Communications Electronically, the eSignature on the re-disclosed LE dated XX/XX/XXXX is null and void. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation.  No cure.
03/08/2019: Received evidence of E Consent. Timing requirement met. Condition cleared.
301112201	e0fa6083-3ee6-47c9-aa49-bdc7e3c6a96c	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		03/08/2019: Received evidence of E Consent. Condition cleared.
301112201	89b59d13-d236-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.	03/05/2019: appraisal review	03/05/2019: Lender provided CDA. Exception cleared.
301111778	cac78021-0218-4cc3-988e-1fd14a6ba810	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure from Lender and Broker.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301111778	cbb4dc00-e739-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  eSignature on Initial CD is null and void due to the missing eConsent form; therefore, the mailbox rule was applied.  No cure.
03/08/2019: Received evidence of E Consent. Timing requirement met. Condition cleared.
301111778	6a3a2475-25c6-4522-bf99-462946e85ba0	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		03/08/2019: Received evidence of E Consent. Condition cleared.
301111732	f920aacf-a718-4c2e-b193-e0318211a3b3	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the co-borrower. No Cure		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies
301111732	eba0cf8c-1e36-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	03/05/2019: appraisal review	03/05/2019: Lender provided CDA. Exception cleared.
301111688	5cb1f90c-0d3a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	A hazard insurance declaration for the borrower’s primary residence was not provided. The Lender included a monthly hazard insurance payment in the DTI calculation.
03/07/19: Please review the uploaded "Property Insurance Policy for Subject." The attached property insurance declaration page for the subject property (located at XXXX X. XXXXXXX XXXXXX, XXX XXX, XXXXX XXXXXXXXX, XX XXXXXX) shows the total annual premium to be $X,XXX.XX ($XXX.XX per month). The master policy for the condo complex where the subject property is located has also been included. The attached AUS (Desktop Underwriter) shows the qualifying hazard insurance payment to be $XXX.XX. This matches the attached property insurance declaration page.
03/08/2019: Received evidence of insurance for primary residence. Condition cleared.
Years in Field Borrower has 20 years in field.  No Mortgage Lates Credit Report verifies 99 months payment history with no late payments reported.  Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income.

301111688	ef09298f-e536-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  Initial CD is null and void due to the missing E-Consent form; therefore, the mailbox rule was applied. No cure.
03/08/2019: Received evidence of E Consent. Timing requirement met. Condition cleared.
Years in Field Borrower has 20 years in field.  No Mortgage Lates Credit Report verifies 99 months payment history with no late payments reported.  Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income.

301111688	9ba42eba-acf8-4615-a36d-28ed6a93852a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		03/08/2019: Received evidence of E Consent. Condition cleared.
Years in Field Borrower has 20 years in field.  No Mortgage Lates Credit Report verifies 99 months payment history with no late payments reported.  Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income.

301130918	d7d9a90a-867a-411f-8eb4-0672cdf17616	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301130918	4aea5cd9-1bb1-4e04-97d8-2ee8225f635a	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing home loan tool kit.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301130918	08820e1d-1036-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		03/08/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.XX% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301111590	b8140e1b-0a37-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 34.32%. Due to the improper calculation of REO the actual DTI is 38.28%.
03/12/19: Please review the uploaded "Updated AUS Showing Corrected Rental Income." The Net Rental Income, supported by the lease agreements in the loan file, equals $X,XXX.XX per month. This brings the Borrower's total monthly income to $X,XXX and the qualifying DTI ratio to 42.331%
03/13/2019: Lender provided updated AUS reflecting DTI of 42.33%. Exception cleared.
Reserves are higher than guideline minimum AUS Guides require 16.60  months reserves, loan qualified with  63.60 months reserves FICO is higher than guideline minimum Client Overlay  require FICO of 680, loan qualified with FICO of 770 Years Self Employed Borrower has 19 years Self Employed

301111590	c2886c1e-ec9f-48d6-ac93-68882fabf4df	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material,loan will be graded a B for all agencies.
Reserves are higher than guideline minimum AUS Guides require 16.60  months reserves, loan qualified with  63.60 months reserves FICO is higher than guideline minimum Client Overlay  require FICO of 680, loan qualified with FICO of 770 Years Self Employed Borrower has 19 years Self Employed

301111590	b95e2fcb-0d37-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to DTI exceeding guidelines.
03/12/19: Please review the uploaded "Updated AUS Showing Corrected Rental Income." The Net Rental Income, supported by the lease agreements in the loan file, equals $X,XXX.XX per month. This brings the Borrower's total monthly income to $X,XXX and the qualifying DTI ratio to 42.331%
03/13/2019: Lender provided updated AUS reflecting DTI of 42.33%. Exception cleared.
Reserves are higher than guideline minimum AUS Guides require 16.60  months reserves, loan qualified with  63.60 months reserves FICO is higher than guideline minimum Client Overlay  require FICO of 680, loan qualified with FICO of 770 Years Self Employed Borrower has 19 years Self Employed

301111590	142873da-0937-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	03/05/2019: appraisal review	03/05/2019: Lender provided CDA. Exception cleared.
Reserves are higher than guideline minimum AUS Guides require 16.60  months reserves, loan qualified with  63.60 months reserves FICO is higher than guideline minimum Client Overlay  require FICO of 680, loan qualified with FICO of 770 Years Self Employed Borrower has 19 years Self Employed

301111547	732a4ca9-87ab-4026-8acb-33191871363d	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
301111547	45984c84-f00c-4de3-8249-7f2b94f0426a	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
301111547	47e93783-4d39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file, CU score of 3.	03/05/2019: appraisal review	03/05/2019: Lender provided CDA. Exception cleared.
301111476	0fcae27e-69af-4501-9d58-5e7dcb9133b1	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301111476	bdfc0b20-1d59-41a2-abfb-75c0905722dd	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Finding deemed non-material, loan will be graded a B for all agencies
301111476	d14be2f0-1f36-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report missing on file.	03/05/2019: appraisal review	03/05/2019: Lender provided CDA. Exception cleared.
301111251	38ca8967-5838-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property B, C, and D on the final application not provided.	03/13/19: Please review the uploaded "Evidence of Taxes and Insurance on REO Properties." The attached documentation provide evidence of the monthly Taxes and Insurance payments	03/14/2019: Received evidence of taxes and insurance for properties B, C, & D. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 64.47% Years Self Employed Borrower has 8 years Self Employed. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.49%

301111251	52eebc08-cc64-493b-aa07-bc87ded3543b	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 64.47% Years Self Employed Borrower has 8 years Self Employed. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.49%

301111251	4159a4b0-ee39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of T&I for properties B,C and D on the final application.		03/14/2019: Received evidence of taxes and insurance for properties B, C, & D. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 64.47% Years Self Employed Borrower has 8 years Self Employed. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.49%

301111201	bc010085-0336-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX. The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XX,XXX.XX. A cost estimator from the insurer was not provided.

03/25/19: Please review the uploaded "Cost Estimator and Sufficient Insurance Coverage." According to the attached "Dwelling Replacement Cost Estimator," provided by the insurance company (Finance Insurance), the total replacement cost for the subject property (located at XXXX XXXXX XXXXX, XXXXXXXX, XX) is $XXX,XXX. The attached property insurance policy shows that the dwelling coverage is $XXX,XXX.
03/26/2019: Lender provided replacement cost estimator. Exception cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 58%, loan qualified with CLTV of 57.53% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.0 months reserves

301111201	28e91bd8-0636-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The Borrower's other income from self employment is required to be documented with the most recent 2 years tax returns. The loan file contains only the most recent year tax returns. Copies of the Borrower's prior year tax returns are required to fulfill AUS requirements.

03/07/19: Please review the uploaded "Social Security and Retirement Income," documentation. Condition 16 of the attached DU states that social security income can be validated by an award letter. Condition 17 of the attached DU states that retirement/pension income can be validated with 1099 forms. The above mentioned documentation supports $X,XXX in monthly qualifying income for the Borrower: Social Security Award Letter = $X,XXX per month XXXX and XXXX 1099 for EMP Pension = $X,XXX.XX per year ($XXXX per month) XXXX and XXXX 1099 for XXXXXXXX XXXXXXX XXXX = $XX,XXX.XX per year ($X,XXX.XX [per month).

03/19/2019:  Received 2 years tax returns verifying Schedule C income/loss.  Condition cleared.03/08/2019:  Audit reviewed Lender’s rebuttal, AUS and tax returns.  The income/loss in question is for two Schedule C businesses.  Per AUS findings, item #15, verify other income in accordance with the Selling Guide.  Agency guidelines require 2 years tax returns for self-employment.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 58%, loan qualified with CLTV of 57.53% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.0 months reserves

301111201	41c3ee6b-8c11-464d-8d29-3bec69221bcd	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
05/02/2019:  Finding reactivated, personal use determined.  04/26/2019:  Investment business transaction not subject to TRID/RESPA rule.  Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies

CLTV is lower than guideline maximum UW Guides maximum CLTV of 58%, loan qualified with CLTV of 57.53% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.0 months reserves

301111201	bfca17f3-0636-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing the Borrower's prior year tax returns.
03/07/19: Please review the uploaded "Social Security and Retirement Income," documentation. Condition 16 of the attached DU states that social security income can be validated by an award letter. Condition 17 of the attached DU states that retirement/pension income can be validated with 1099 forms. The above mentioned documentation supports $X,XXX in monthly qualifying income for the Borrower: Social Security Award Letter = $X,XXX per month XXXX and XXXX 1099 for EMP Pension = $X,XXX.XX per year ($XXX per month) XXXXX and XXXX 1099 for XXXXXXX XXXXXXX XXXX = $XX,XXX.XX per year ($X,XXX.XX [per month).

03/19/2019:  Received 2 years tax returns verifying Schedule C income/loss.  Condition cleared.03/08/2019:  Audit reviewed Lender’s rebuttal, AUS and tax returns.  The income/loss in question is for two Schedule C businesses.  Per AUS findings, item #15, verify other income in accordance with the Selling Guide.  Agency guidelines require 2 years tax returns for self-employment.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 58%, loan qualified with CLTV of 57.53% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.0 months reserves

301111201	c81a0aa5-d6bc-462b-a0a6-54cb09d61df0	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure
04/26/2019:  Document provided.  Exception cleared.04/26/2019:  Investment business transaction not subject to TRID/RESPA rule.  Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 58%, loan qualified with CLTV of 57.53% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.0 months reserves

301111188	e76b7b90-f839-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	03/14/2019 (Agree): Please review the updated appraisal reflecting apn consistent with deed and title.	03/18/2019: Lender provided corrected appraisal. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 10  months reserves, loan qualified with  49.40 months reserves Years on Job Borrower has 7 years on same job Years in Primary Residence Borrower in primary residence 14 years

301111188	80a7544b-49bb-4862-864d-ee920e26111d	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 10  months reserves, loan qualified with  49.40 months reserves Years on Job Borrower has 7 years on same job Years in Primary Residence Borrower in primary residence 14 years

301111188	6086847b-e335-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	03/05/2019: appraisal review	03/05/2019: Lender provided CDA. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 10  months reserves, loan qualified with  49.40 months reserves Years on Job Borrower has 7 years on same job Years in Primary Residence Borrower in primary residence 14 years

301130907	ebef1491-9737-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report Missing.		03/08/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.XX% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301130906	2d266625-063a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property	Final CD from property #3 on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	3/7/2019: Please review the uploaded Final Settlement Statement. Note: transaction was a 1031 exchange; see (funds held by escrow exchange).	03/08/2019: Received executed final seller settlement statement verifying lien paid and netting sufficient cash to close plus reserves. Condition cleared
DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 30.01%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 776. Disposable Income is higher than guideline minimum UW guides require $X.XX disposable income, loan qualified with $XX,XXX.XX disposable income.

301130906	9fff2e0e-4239-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however, missing evidence of recording (recording fee not charged). Missing one of the following: Copy of the recorded Mortgage/Deed of Trust, Final title policy with recorded data for Mortgage/Deed of Trust, or Evidence of that the Mortgage/Deed of Trust was required to be sent for recording i.e Statement from the Title Company and/or Closing Agent.
															3/7/2019: please review the recorded copy of the DEED	03/08/2019: Received recorded deed of trust. Condition cleared.
DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 30.01%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 776. Disposable Income is higher than guideline minimum UW guides require $X.XX disposable income, loan qualified with $XX,XXX.XX disposable income.

301130906	9ee14a1f-4239-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing CD from sale of other property owned.		03/08/2019: Received executed final seller settlement statement verifying lien paid and netting sufficient cash to close plus reserves. Condition cleared.
DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 30.01%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 776. Disposable Income is higher than guideline minimum UW guides require $X.XX disposable income, loan qualified with $XX,XXX.XX disposable income.

301130906	5aedf7de-3439-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA report. CU score not available.		03/08/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.XX% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 30.01%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 776. Disposable Income is higher than guideline minimum UW guides require $X.XX disposable income, loan qualified with $XX,XXX.XX disposable income.

301111142	ed169803-8581-4c2c-bfc4-8e69394a6257	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 132.30 months reserves

301111142	a7f5d522-073a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	3/15/2019 Please review the uploaded lock confirmation. Thank you.
03/18/2019: Lender provided rate lock confirmation.  Exception cleared.03/08/2019:  Document provided reflects a rate expiration date and application date.  It does not reflect a lock date or number of days locked.  Unable to determine actual lock date.  Condition remains.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 132.30 months reserves

301130903	3a51e9fd-d509-44be-a30b-6795192f27cf	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301130903	5f4d30fa-73d8-428a-a89a-8eb1b740c4f7	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301130902	ef02493e-b90f-45af-8d2f-47f7c7c6d461	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301130901	85f8dc8d-cad1-469b-a528-cc41f9ab80d9	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301130901	b84aad56-e739-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	03/05/2019: Please rescind: CU score of 2.1 on pg 342 of loan file	03/05/2019: Lender provided response "Please rescind: CU score of 2.1 on pg 342 of loan file ". Verified. Exception rescinded.
301130896	07ceeb53-ae65-4b60-8f70-485095116deb	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301110966	c3d8496e-dc39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Incomplete 1003	The Final Application (1003) is missing how the demographic information was provided.		03/25/2019: Received application addendum. Condition cleared.
Years Self Employed Borrower has been Self Employed for 23.67 years Reserves are higher than guideline minimum UW gudies require 6 months reserves, loan qualified with 15.20 months reserves FICO is higher than guideline minimum UW guides require 680 FICO, loan qualified with FICO of 747

301110966	c7e90d17-ec39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed Borrower:  Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed XXXX business return not provided.
															03/25/19: Please review the uploaded "Signed XXXX XXXXXXX XXX XX Tax Returns." The attached, Borrower signed, XXXX 1120S Business Tax Returns satisfies the required condition.	03/26/2019: Lender provided signed XXXX taxes for XXXXXXX Inc. Exception cleared.
Years Self Employed Borrower has been Self Employed for 23.67 years Reserves are higher than guideline minimum UW gudies require 6 months reserves, loan qualified with 15.20 months reserves FICO is higher than guideline minimum UW guides require 680 FICO, loan qualified with FICO of 747

301110966	6c36fc3e-a022-4af4-b712-1ede2abed528	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Years Self Employed Borrower has been Self Employed for 23.67 years Reserves are higher than guideline minimum UW gudies require 6 months reserves, loan qualified with 15.20 months reserves FICO is higher than guideline minimum UW guides require 680 FICO, loan qualified with FICO of 747

301110966	15bdbd89-133a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet TQM due to missing tax returns.	03/25/19: Please review the uploaded "Signed XXXX XXXXXXX XXX XX Tax Returns." The attached, Borrower signed, XXXX 1120S Business Tax Returns satisfies the required condition.	03/26/2019: Lender provided signed XXXX taxes for XXXXXXX XXX. Exception cleared.
Years Self Employed Borrower has been Self Employed for 23.67 years Reserves are higher than guideline minimum UW gudies require 6 months reserves, loan qualified with 15.20 months reserves FICO is higher than guideline minimum UW guides require 680 FICO, loan qualified with FICO of 747

301130893	b71e06c2-f839-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing signed 4506-T	The Lender's guidelines require an executed 4506-T at application and at closing. 4506-T signed at application not provided.	03/12/2019 (Agree): Please review the uploaded initial 4506-T.	03/13/2019: Lender provided 4506T signed at application. Exception cleared.
Reserves are higher than guideline minimum UW Guides require minimum reserves of 5 months, loan qualified with 10 months reserves. Years on Job Borrower has been on current job for 11.83 years. FICO is higher than guideline minimum UW Guides require a minimum FICO of 680, loan qualified with a 762 FICO Score.

301130893	44898a0c-f939-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Payoff Statement	Payoff statement for first mortgage lien not provided	03/12/2019 (Agree): Please review the uploaded Payoff Statement for 1st mtg.	03/13/2019: Lender provided payoff statement. Exception cleared.
Reserves are higher than guideline minimum UW Guides require minimum reserves of 5 months, loan qualified with 10 months reserves. Years on Job Borrower has been on current job for 11.83 years. FICO is higher than guideline minimum UW Guides require a minimum FICO of 680, loan qualified with a 762 FICO Score.

301130893	0d85ee82-340d-430e-9baf-b3514aceca89	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require minimum reserves of 5 months, loan qualified with 10 months reserves. Years on Job Borrower has been on current job for 11.83 years. FICO is higher than guideline minimum UW Guides require a minimum FICO of 680, loan qualified with a 762 FICO Score.

301130893	f3951f48-473a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing 4506 and payoff statement.	03/12/2019 (Agree): Please review the uploaded Initial 4506-T and Payoff Statement for 1st mtg.	03/13/2019: Lender provided 4506T and payoff statement. Exception cleared.
Reserves are higher than guideline minimum UW Guides require minimum reserves of 5 months, loan qualified with 10 months reserves. Years on Job Borrower has been on current job for 11.83 years. FICO is higher than guideline minimum UW Guides require a minimum FICO of 680, loan qualified with a 762 FICO Score.

301130892	22948b41-063a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing signed 4506-T	The AUS required an executed 4506-T at application and closing. Executed 4506-T at application not provided.	03/12/2019 (Agree): Please review the uploaded signed initial 4506-T for personal and business.	03/13/2019: Lender provided 4506T signed at application. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 Years on Job Borrower has 5 years on job LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%

301130892	c87bb241-0d3a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	The AUS required 1 year signed and dated personal tax returns with all schedules. Signed returns not provided.	03/12/2019 (Agree): Please review the uploaded signed personal and business tax returns.	03/13/2019: Lender provided executed tax returns. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 Years on Job Borrower has 5 years on job LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%

301130892	e38b0255-0d3a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns	The AUS required 1 year signed and dated business tax returns with all schedules. Signed returns not provided.	03/12/2019 (Agree): Please review the uploaded signed personal and business tax returns.	03/13/2019: Lender provided executed tax returns. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 Years on Job Borrower has 5 years on job LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%

301130892	760906a3-f768-4f75-a46a-141a8a696b92	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 Years on Job Borrower has 5 years on job LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%

301130892	5b2cb80d-3b7b-43fb-b492-9f9b57064f35	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 Years on Job Borrower has 5 years on job LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%

301130892	067bfdc5-5f75-4ff0-a08d-634114f89339	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 Years on Job Borrower has 5 years on job LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%

301130892	fc79a416-063a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage because the loan file is missing executed 4506-T at application, executed personal and business tax returns required by AUS.	03/12/2019 (Agree): Please review the uploaded signed personal and business tax returns and Signed Initial 4506-T	03/13/2019: Lender provided executed tax returns and 4506T. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 Years on Job Borrower has 5 years on job LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%

301130892	188e6cb7-0d3a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA report. CU score not available.		03/06/2019: Lender provided the CDA report, no variance. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 Years on Job Borrower has 5 years on job LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%

301130891	8b5efa4b-9616-44d7-8118-f4fe3566be81	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit. Toolkit in file is not dated.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301110906	78d14a10-8999-4518-a4fe-b1ba219ee897	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301130889	4069a5ac-7832-4844-bd6e-9ad0b6f40e00	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301130889	646062ed-4f39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/06/2019: Lender provided the CDA report, no variance. Exception cleared.
301130888	77248340-95ad-44e1-8279-0894c92d4e77	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301110871	493abb67-a32c-4142-b07e-21cd1c656a1a	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies.
301110871	eaa6e49c-d23a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.
															03/07/2019: please review the uploaded acknowledgement of receipt for the Initial CD.	03/08/2019: Received evidence of E Consent and acknowledgement of initial CD. Timing requirement met. Condition cleared.
301110871	6889fa97-ad93-4fbf-8738-8d3be05973db	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		03/08/2019: Received evidence of E Consent. Condition cleared.
301110871	a697e062-c83a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	03/05/2019: Please rescind: CU score of 2.2 on pg 669 of loan file	03/05/2019: Lender provided response "Please rescind: CU score of 2.2 on pg 669 of loan file". Verified. Exception rescinded.
301130852	8c4ddd57-073a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 20%. Due to using the incorrect P&I for property #3 on Schedule of REO on final 1003, the actual DTI is 25.77%.	03/11/2019 (Agree): Please review revised LP, 1008, calculation worksheet, and property documentation to support the revised DTI of 25.26.	03/18/2019: Lender provided updated LP and 1008 reflecting DTI within tolerance. Exception cleared.
FICO is higher than guideline minimum UW Guides require a minimum FICO of 680, loan qualified with a FICO of 772. LTV is lower than guideline maximum UW Guides require a maximum LTV of 80%, loan qualified with an LTV of 75%. Years Self Employed Borrower has been self-employed for 10 years.

301130852	d798eb2b-073a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Several loan participants were a match on Watch List. Evidence the Lender addressed alert not provided.	03/08/2019 (Agree): Please review the uploaded supporting documents reflecting that the parties on the watch list were addressed.	03/11/2019: Received evidence lender address fraud alert. Condition cleared.
FICO is higher than guideline minimum UW Guides require a minimum FICO of 680, loan qualified with a FICO of 772. LTV is lower than guideline maximum UW Guides require a maximum LTV of 80%, loan qualified with an LTV of 75%. Years Self Employed Borrower has been self-employed for 10 years.

301130852	73d79fa8-a10b-4745-92ab-c62e3c751069	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require a minimum FICO of 680, loan qualified with a FICO of 772. LTV is lower than guideline maximum UW Guides require a maximum LTV of 80%, loan qualified with an LTV of 75%. Years Self Employed Borrower has been self-employed for 10 years.

301130852	977253a2-0a3a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage. Audit DTI exceeds AUS 3% tolerance due to Lender used incorrect P&I for rental property.	03/11/2019 (Agree): Please review revised LP, 1008, calculation worksheet, and property documentation to support the revised DTI of 25.26.	03/18/2019: Lender provided updated LP and 1008 reflecting DTI within tolerance. Exception cleared.
FICO is higher than guideline minimum UW Guides require a minimum FICO of 680, loan qualified with a FICO of 772. LTV is lower than guideline maximum UW Guides require a maximum LTV of 80%, loan qualified with an LTV of 75%. Years Self Employed Borrower has been self-employed for 10 years.

301130843	2e105236-b1b9-4dfe-a4ca-21fc292460a6	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated business disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.12%

301130837	cfd86f39-2a48-4742-8b24-0ced4d0a5b44	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The final CD is missing from the loan file only initial CD provided.	03/11/2019: Please review the Final CD 03/07/2019: please review uploaded Final CD	03/13/2019: Lender provided Final CD. Exception cleared.03/08/2019: Lender provided a Final CD; however, it was not for the subject transaction. Exception remains.
301130833	fea7fff9-2539-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and mortgage.
03/11/19: Please review the uploaded "Property Detail Report Showing Alternate APN," for the subject property. The attached property detail report for the subject property (XXXX XXXXXXX XXXXX, XXXXXX, XX XXXXX) shows the APN as XXXXXX and Alternate APN as XXXXXXXXXXXXXX. The APN (XXXXXX) is shown on the appraisal report and the Alternate APN (XXXXXXXXXXXXXX) is shown on the Security Instrument (Deed of Trust).
03/13/2019: Lender provided property detail report reflecting APN and alternate APN. The APN matches the appraisal and the alternate APN matches the mortgage. Exception cleared.
Reserves are higher than guideline minimum AUS required 6 months reserves, loan qualified with 14.70 months reserves. FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 779 Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposbale income.

301130833	df5fe0ae-f5d7-4956-8bf8-d0fa5fc05f9c	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum AUS required 6 months reserves, loan qualified with 14.70 months reserves. FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 779 Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposbale income.

301130806	224c897e-fe39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX, is missing from the loan file.	3/8/2019: Please review the provided revised LE X/X/XXXX: Please provide clarification for the LE dated XX/XX/XXXX. Thank you
03/11/2019:  Received revised loan estimate which corresponds with rate lock.  Condition cleared.03/08/2019: Lender requested clarification for LE dated XX/XX/XXXX.  The rate was locked XX/XX/XXXX, need LE corresponding to the rate lock date of XX/XX/XXXX.  Exception remains.

301130806	fec0dd38-b0d6-4296-be90-3b94ddacf369	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
301130806	eeb48d4e-fd39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA report. CU score not available.		03/06/2019: Lender provided the CDA report, no variance. Exception cleared.
301130805	892bb739-fd10-4cf2-906c-a79d5ca9cb23	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes and $XXX.XX for hazard insurance vs. the actual amount of $X,XXX.XX for taxes and $XXX.XX for hazard insurance. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
301130805	7886bcc2-0a11-4aea-92fb-55839174aaa7	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Provide a letter of explanation and re-disclosure of the correct information.
04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies
301130804	6f7952f3-1339-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.
															03/07/2019: please review the uploaded acknowledgement of receipt	03/08/2019: Lender provided acknowledgement of CD 3 days prior to consummation. Exception cleared
301130804	26bd9b7c-f739-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Final CD is missing from the loan file. No Cure - Missing document not provided.	03/07/2019: please review the Final CD that was e signed at closing	03/08/2019: Lender provided CD esigned by borrower and responded the loan was an e-closing. Exception cleared.
301130804	b53f6909-0b87-4fff-9915-dbd8fa1dfb55	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.	03/07/2019: Please review the e consent uploaded below. Thank you	03/08/2019: Lender provided E-Consent. Exception cleared.
301130804	e932b994-0e39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file, CU score of 3.2.		03/06/2019: Lender provided the CDA report, no variance. Exception cleared
301130803	cbfecf89-153a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Fraud Alert not verified	The Credit Report reflects a fraud alert. Evidence the Lender addressed the alert not provided.
03/08/19: Please review the uploaded "Fraud Alert on Credit Report Addressed." The attached credit report indicates that the Borrowers are victims of fraudulent activity. Their identity needs to be verified prior to granting credit. The fraud alert on the credit report states that the Borrowers must be contacted personally prior to extending credit. The attached Patriot Act Identification Verification, that was signed by both Borrowers (XXXXX X XXXX and XXXX XXXXXXXX) shows that their Driver's License was used to verify their identity. Moreover, the attached 3rd Party Fraud Report evidences that there are no fraud alerts found on either Borrower.
03/11/2019: Received evidence lender verified identity per alert on the credit report. Condition cleared.
Reserves are higher than guideline minimum DU requires 6 months reserves, loan qualified with 91.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 9.37% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776

301130802	264fced5-0c39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Final CD is missing from the loan file. Additional Conditions may apply.	03/07/2019: please review the Final CD that was e signed.	03/08/2019: Lender provided initial CD esigned by borrower and responded that is the final CD. Exception cleared.
301130802	71c346c8-e1be-4c86-aaa5-1fe439135735	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies
301130802	9f790726-0939-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/06/2019: Lender provided the CDA, no variance. Exception cleared.
301130801	2fc20bf4-eb39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Watch list reflected a match for the Notary. Evidence the Lender addressed alert not provided.
03/12/19: Please review the uploaded "Fraud Report Clearing Notary Alert." Attached is the notary's Errors and Omissions coverage from XXXXX XXXX XXXXXXXXX which includes multiple database searches with no matches found. The Lender's FRE database inquiry, which reflects no matches has also been included. This appears to be a case of a false positive. Also included are screenshots of the hits from the report for XXXXXXX X. XXXXXX out of XXX XXXX. The notary XXXXXXX X. XXXXXX is from XXXXXXXXXXX . The other hit from the report is a XXXXXXX X. XXXXXX, however the middle initial differs, and the notary is commissioned with XXX XXXXX County, which also differs. This should address the concerns.
03/13/2019: Lender provided verification that the fraud alert of the Notary was addressed and searched. Exception cleared.
DTI is lower than guideline maximum UW Guides require a maximum DTI of 45%, loan qualified with a DTI of 19.12%. FICO is higher than guideline minimum UW Guides require a minimum FICO of 680, loan qualified with FICO of 734. LTV is lower than guideline maximum UW Guides require  a maximum LTV of 80%, loan qualified with an LTV of 72.19%.

301130801	c4107026-90b3-481a-8878-c7dd6df800ae	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides require a maximum DTI of 45%, loan qualified with a DTI of 19.12%. FICO is higher than guideline minimum UW Guides require a minimum FICO of 680, loan qualified with FICO of 734. LTV is lower than guideline maximum UW Guides require  a maximum LTV of 80%, loan qualified with an LTV of 72.19%.

301130795	b97c2d96-3939-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	General Compliance Exception	HOI fee reflected on section H of the final Closing Disclosure, HOI fee should be reflected in section F of the final Closing Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies
301130795	4e83b52a-9877-4930-858b-97ec6cc67717	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301130795	38aa8019-6f97-469c-99c4-fb686c1f13f0	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. eSignature on Initial CD is null and void due to the missing eConsent form; therefore, the mailbox rule was applied. No cure.
03/11/2019: Received evidence of E Consent. Timing requirement met. Condition cleared.
301130795	9e2ebb01-5795-4a21-92a0-149c9587d24b	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error	Affordable Housing fee reflected in section E of final Closing Disclosure. Affordable Housing Fee should be reflected in section H of the final Closing Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
301130795	fdb95989-b4d3-4e5f-ab59-1708992f151a	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrowers. No Cure		03/11/2019: Received evidence of E Consent. Condition cleared.
301130792	b1980bca-f739-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	LTV exceeds guidelines	Lender guidelines requires a maximum LTV of 50% however the current LTV of the subject is 55.56% . Lower appraisal value of $XXX,XXX was used vs $XXX,XXX used by lender.	03/08/19: Please review the uploaded "AUS Showing Correct Appraisal Value and LTV." The attached AUS Accept/Eligible certificate shows the Appraisal Value = $XXX,XXX and the LTV = 55.55%	03/11/20109: Received revised AUS. LTV/CLTV based on correct appraised value. Condition cleared.
FICO is higher than guideline minimum Loan qualified with 722 FICO  Full Documentation Full documenation loan  No Mortgage Lates /credit report  verifies 39 months payment history with no late payments reported

301130792	e0be8762-e13d-4236-bd9d-e3578df5b10b	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum Loan qualified with 722 FICO  Full Documentation Full documenation loan  No Mortgage Lates /credit report  verifies 39 months payment history with no late payments reported

301130777	f4f2dfe6-7138-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX. The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage of $XX,XXX.XX. A cost estimator from the insurer was not provided.

03/11/19: Please review the uploaded "Insurance Cost Estimator," for the subject property. The attached cost estimator from the insurance company (XXXXX), indicates that the replacement cost for the subject property is $XXX,XXX. Page 3 of the appraisal report was included to show the initial estimate of replacement the replacement cost of the subject property as $XXX,XXX. The attached insurance policy shows that the available dwelling coverage is $XXX,XXX. This amount is sufficient to cover the replacement costs shown on the appraisal report and insurance cost estimator.
03/13/2019: Replacement cost estimator provided. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 137  months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.52% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784

301130777	7f882355-10a8-4aba-b8b5-30386b9ea3c7	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 137  months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.52% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784

301130771	65c72b6b-d133-462f-bbba-f96cfaa3c7b7	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.47% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780 Years Self Employed Borrower has 11 years Self Employed

301130771	803b2bdd-f039-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.
03/08/2019:  Review appraisal provided reflecting a value of $XXX,XXX which is a X.X% variance. Variance within acceptable tolerance. Condition cleared.03/06/2019: Lender provided the Residential Appraisal Review Short form, However the CDA report is required.  Exception remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.47% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780 Years Self Employed Borrower has 11 years Self Employed

301130769	b2daa508-df39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects the number of financed properties used in determining eligibility and reserve requirements is 1; however, the borrowers have 3 financed properties.

03/07/19: Please review the uploaded "Final AUS showing correct Financed Properties." The attached AUS, submission 7, condition 11 shows the number of financed properties used in determining the loans eligibility and minimum reserve requirements as 3.
03/08/2019: Lender provided updated AUS. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 7.85 months reserves, loan qualified with 34.7 months reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income Years on Job Borrower has 11 years on job

301130769	6ab75492-d6cb-4b34-8a89-acd7fa4200fd	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 7.85 months reserves, loan qualified with 34.7 months reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income Years on Job Borrower has 11 years on job

301130769	112a0159-e239-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 7.85 months reserves, loan qualified with 34.7 months reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income Years on Job Borrower has 11 years on job

301130769	57805d23-e039-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage
Loan does not meet criteria for Temporary Qualified Mortgage due to the most recent AUS in file reflects the number of financed properties used in determining eligibility and reserve requirements is 1; however, the borrowers have 3 financed properties.

03/07/19: Please review the uploaded "Final AUS showing correct Financed Properties." The attached AUS, submission 7, condition 11 shows the number of financed properties used in determining the loans eligibility and minimum reserve requirements as 3.
04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.03/08/2019: Lender provided updated AUS. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 7.85 months reserves, loan qualified with 34.7 months reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income Years on Job Borrower has 11 years on job

301130766	3d0bd008-44eb-4fc2-aa1d-8dfac939d603	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301130763	14fc35a6-7250-4324-bd7f-eabf59712b42	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
301130763	c513c0f2-e739-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file, CU score of 2.7.		03/06/2019: Lender provided the CDA report, no variance. Exception cleared.
301130744	7afd33ac-3db9-4afa-9d01-d0dfb4eef1eb	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Finding deemed non-material, loan will be graded a B for all agencies
300335627	050cf891-0510-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Provide the rate lock extension, which was not found in the file. The rate lock expired XX/XX/XXXX, the Note is dated XX/XX/XXXX.		04/04/17: Rate lock agreement provided. Condition cleared.
300335627	685c69bb-0510-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/27/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300609266	7923c10d-2990-4339-9b38-3374307b2360	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately. Estimated taxes were calculated at $XXXX.XX per month, The actual monthly tax amount is $XXXX.XX.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.09/18/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300670050	be62e20f-34e0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final closing Disclosure should be itemized. Section A fees: 1026.38(f)(1): Under the subheading “Origination charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in 1026.37(f)(1), the amount of compensation paid by the creditor to a third party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies
300335517	1eb757c0-520e-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Title Coverage	The Loan amount coverage is not listed on the title policy in file.		03/24/17: Final Title Policy listing the coverage as $XXX,XXX. Condition cleared.
LTV is lower than guideline maximum UW Guides maximum LTV of 50%, loan qualified with LTV of 30.88% Reserves are higher than guideline minimum UW Guides require 36 months reserves, loan qualified with 331 months reserves Years in Primary Residence Borrower has resided in primary for 24 years.

300335517	aa23fa1e-8212-4cde-9861-cb2fe96d6866	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Total of Payments is not accurate	The CD dated X/XX/XXXX reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $XXX.XX.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.03/24/17: Non-Material. Loan will be graded a B.
LTV is lower than guideline maximum UW Guides maximum LTV of 50%, loan qualified with LTV of 30.88% Reserves are higher than guideline minimum UW Guides require 36 months reserves, loan qualified with 331 months reserves Years in Primary Residence Borrower has resided in primary for 24 years.

300335517	a93b1470-580e-e711-90c0-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
LTV is lower than guideline maximum UW Guides maximum LTV of 50%, loan qualified with LTV of 30.88% Reserves are higher than guideline minimum UW Guides require 36 months reserves, loan qualified with 331 months reserves Years in Primary Residence Borrower has resided in primary for 24 years.

301122157	152e8a00-1f2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301122137	67b19c35-302e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.
02/20/2019: departing cd
02/20/2019: Audit reviewed executed Closing Disclosure for REO listed as pending sale on final 1003, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.

FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfied with FICO of 754. Years on Job Borrower has 29.6 years on job. Disposable Income is higher than guideline minimum UW Guides require $X.XX disposable income, loan qualfied with $XX,XXX.XX in disposable income.

301122137	19c7a544-302e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not found in the loan file. The CU score is 2.7.		02/22/2019: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfied with FICO of 754. Years on Job Borrower has 29.6 years on job. Disposable Income is higher than guideline minimum UW Guides require $X.XX disposable income, loan qualfied with $XX,XXX.XX in disposable income.

301122124	5a6d7b0d-e32e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file, CU score of 2.6		02/22/2019: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300933030	1ffd5a30-322e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory primary housing payment history for 12 months. Most recent 12 month payment history not provided on credit report. VOM required to verify.
02/27/2019: Please see additional payments on previous primary residence in XXX XXXXXXXX on CBR. Former mortgage statement attached for reference.02/20/2019: Borrower has over 55 months pay history on numerous properties. Please waive.

02/27/2019: Audit reviewed additional evidence of housing payment history, and has determined that documentation submitted via mortgage statement matches credit report (p190) mortgage with 61 months of history. Condition cleared. 02/20/2019: Audit reviewed the Lender Rebuttal, and has determined that 11 months of history can be verified. Credit Report reflects 10 months of history through September, and Bank Statement on page 145 reflects October payment made for a total of 11 months. Provide November confirmation of payment with no lates to meet FNMA for PRIMARY residence mortgage history. Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.70% Reserves are higher than guideline minimum UW Guides require 3.69 months reserves, loan qualified with 78.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762

300933030	148ba8cf-2d2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. CU score not available.		02/27/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.70% Reserves are higher than guideline minimum UW Guides require 3.69 months reserves, loan qualified with 78.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762

301122108	3c9d3a69-d32e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file. CU Score not available.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301122080	479115a0-142f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation	The AUS Approval requires a statement reflecting a 1-month account history for each account. The statement for account #XXXX does not provide a 30-day account history	02/25/2019: additional asset statements	02/25/2019: Audit reviewed additional month of bank statements for account in question, and has determined that documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 29.358% Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 90.61 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761

301122076	8b115d46-ea2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Required Documentation	Missing verification of a new mortgage for REO property #9 on the final application, to include PITIA, as required by AUS.	2/15/2019: Can you please clarify this condition further? What property address are you referencing and where on the AUS do you see this?
02/22/2019:  Received evidence of PITI for property #9.  Condition cleared.02/20/2019:  Per Lender's request, property #9 is XXXX.  Per DU, item #13, pages 129 & 130, verification of payment is required.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 189 months’ reserves, loan qualified with 202 months’ reserves. Years on Job Borrower has 17 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758.

301122076	dfeb8730-ea2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property #7 and #8 on the final application as required by AUS. Additional conditions may apply.	2/15/2019: Can you please clarify this condition further? What property address are you referencing and where on the AUS do you see this?
02/28/2019: Audit reviewed Leases for REO #7, and has determined that documentation submitted is deemed acceptable. Leases for REO #8 were not included, therefore removed rental income and included PITI in DTI. Updated 1008 and DU were submitted and are deemed acceptable. Condition cleared.  02/20/2019:  Per Lender's request, property #7 is XX XXXXXX Street, property #8 is XXX-XXX XXXXX Street.  Per DU, item #16, page 130, verify net rental income or loss from any property with either most recent tax returns, pages 1 & 2 and Schedule E or lease agreements.  Neither property is on XXXX Schedule E, therefore, leases are required.  Final 1003 reflects rental income for both properties.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 189 months’ reserves, loan qualified with 202 months’ reserves. Years on Job Borrower has 17 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758.

301122069	efe14f5c-362e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. CU Score not available.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301122040	c97becef-2d2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Asset Documentation	Lender's guidelines require 2 months' bank statements. The loan file is missing bank statements.
02/20/2019:  Audit reviewed statements provided.  These statements were provided in the original file and match accounts on final 1003.  Two months’ checking statements pages 118 & 128.  Investment account is a quarterly statement, page 134.  Verification of assets, cash to close and reserves meet AUS requirements.  Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 37.68% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 Years in Field Borrower has 33 years in Field

301122040	2ab50215-52a8-48cd-a9fb-de202e702576	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	All LE's issued to the borrower are missing from the loan file. Additional conditions may apply. No cure
02/20/2019:  Received evidence Borrower was provided the initial loan estimate within 3 days of application date.  Received revised loan estimate and change of circumstance.  Compliance testing complete.  Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 37.68% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 Years in Field Borrower has 33 years in Field

301122003	ffcbd9e9-e52e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301121992	44ceab28-072f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301121973	633da514-052f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301121957	9be63d75-4f2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301121950	18a324fb-052f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file, CU score of 5.0		02/22/2019: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
301121947	ac0a0274-3e2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. CU Score not available.		02/27/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301121922	a3167d10-e42e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU Score not available.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.X variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301121884	e88e59bd-ca2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The AUS reflects a maximum allowable DTI of 26%. Due to the improper calculation of rental income, the actual DTI is 32.15%. The final application reflects additional rental income for property #5 on the REO which does not reflect a property address.
															2/18/2019: REO #5 is for XXX XXXXXX XXX, which the PITI is included on the XXXXX mtg statement. Please waive.	02/19/2019: Audit recalculated DTI is 28.40%. DTI is within 3% tolerance. Condition cleared.
FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualified with FICO of 708. Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualfied with 131.80 months reserves. Years on Job Borrower has 5.10 years on job.

301121883	a274e28e-df2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Asset Documentation	AUS require bank statements covering a two-month period. The loan file is missing bank statements covering 2 months for Bank Statements 1 and 2 on the final application	2/18/2019: Two months worth of bank statements of all accounts are already in file. XXXXXXX XXXXX accounts XXXX & XXXX are quarterly statements.	02/19/2019: Audit reviewed Lender’s rebuttal and agrees. Statements located on pages 144 & 152 cover 2 months. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 40.17% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Full Documentation The loan is full documentation

301121836	b381b422-3b2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided. CU Score not available.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301121825	887bfafd-d52e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file, CU score of 2.7		02/22/2019: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
301121816	620fea1c-df2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301121811	5746b7aa-cd2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Income Documentation	The loan file is missing signed personal and business tax returns as required per the AUS	02/25/2019: Please accept the tax returns signed post closing -- these loans are not subject to Appendix Q rules and thus can be signed after consummation.
02/25/2019: Audit concurs with the Lender Rebuttal, and has determined that executed Returns signed Post closing are deemed acceptable as loan is NOT subject to QM. Condition cleared.  02/22/2019:  Received signed/dated business returns.  However, they are dated post consummation.  This will result in a B rating.  Signed personal returns not provided.  Per AUS, signed returns are required for both business and personal returns.  Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 28.57% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

301121811	d2b83d6d-c62e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report was not provided. CU score not available.		02/28/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 28.57% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

301121774	a13348ae-d82e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	All pages of the title was not provided. Missing page 1.	2/15/2018: Looks like all pages are here. Please clear.	02/19/2019: Received all pages to title commitment. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 Years in Field Borrower has 5 years in Field Reserves are higher than guideline minimum UW Guides require 1.73  months reserves, loan qualified with 50.50 months reserves

301121774	5291b468-d92e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. CU Risk score 3.		02/22/2019: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 Years in Field Borrower has 5 years in Field Reserves are higher than guideline minimum UW Guides require 1.73  months reserves, loan qualified with 50.50 months reserves

301121763	3aba4bae-302e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies
301121757	7cf995af-3f2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301121749	7d7aa9a3-d12e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
2/18/2019: Policy is 100% replacement cost. Please waive
02/28/2019: Audit reviewed the Lender Rebuttal, as well as HOI and cost estimator evidence, and has determined that the hazard insurance coverage meets requirements. Condition cleared.  02/25/2019: Audit reviewed the Lender Rebuttal, and has determined that the HOI declarations page on page 386 reflects "Replacement cost: 100%". The verbiage "GUARANTEED" is required to be notated on the policy, however it does NOT state as such. Condition remains. 02/22/2019:  Received cost estimator.  Reconstruction cost estimate is $XXX,XXX.  Coverage is $XXX,XXX.  Hazard insurance shortfall is $XX,XXX.  Condition remains.02/19/2019:  Audit reviewed Lender’s rebuttal and disagrees.  Although the declaration page reflects "100% replacement costs", the replacement cost coverage would only cover up to 100% of the coverage amount and would not deplete that amount for depreciation. Provide evidence of Guaranteed Replacement Costs or a cost estimator to verify the insurable amount. Please note, appraisal is not an acceptable source for replacement cost.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.06% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income

301121743	db5a183d-9a2f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file does not reflect information regarding gift funds. File contains copy of check payable to borrower for $X,XXX which reflects Christmas gift and appears to have been applied towards EMD. Additional conditions may apply.

02/28/2019: 401K statement2/18/2019:  There was no earnest money deposit used on this file and all liquid assets were backed out because they couldn’t be sourced. A gift letter is not required because the funds were backed out and not used.

02/28/2019: Audit reviewed 12 months asset statements for 401K, and has determined that sufficient evidence for assets was submitted. Condition cleared.   02/19/2019:  Audit reviewed assets and deducted $XXXX un-sourced deposit.  Borrower has sufficient cash to close plus reserves per AUS.  However, the verification of assets provided, pages 134-138, is not acceptable due to insufficient number of days in report, page 120.  Please provide verification of assets per AUS.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 21.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798

301121743	86017ba1-9a2f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain gift documentation
Borrower received gift funds of $X,XXX which appears to have been applied towards EMD. Copy of check in file from donor to borrower. Evidence of gift letter not provided.  Additional conditions may apply.

2/18/2019:  There was no earnest money deposit used on this file and all liquid assets were backed out because they couldn’t be sourced. A gift letter is not required because the funds were backed out and not used.

02/28/2019: Audit reviewed 12 months asset statements for 401K, and has determined that sufficient evidence for assets was submitted. Condition cleared. 02/19/2019:  Audit reviewed assets and deducted $XXXX un-sourced deposit.  Borrower has sufficient cash to close plus reserves per AUS.  However, the verification of assets provided, pages 134-138, is not acceptable due to insufficient number of days in report, page 120.  Please provide verification of assets per AUS.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 21.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798

301121740	08cc2f48-1a2f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The AUS reflects a maximum allowable DTI of 40.31%. Due to the improper calculation of income, the actual DTI is 43.34%. The lender used $X,XXX.XX for monthly rental income for subject property #2. The lease agreements provided in file reflect monthly income of $X,XXX.XX.
02/19/2019: Audit recalculated income, REOs and debts. DTI 40.38% which is within acceptable tolerance. Condition cleared.
LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.37% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21.80 months reserves

301121740	8d7cfca0-1a2f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #1 on the final application not provided.	2/20/2019: Updated Docs showing XXXX annual charge for insurance.2/18/2019: the Taxes and Insurance are included in the mortgage statement so no separate breakdown is needed
02/25/2019: Audit reviewed insurance declaration page, as well as XXXX Schedule E REO, and has determined the sufficient evidence was provided to verify insurance premium. Condition cleared. 02/22/2019:  Received revised 1003 and AUS.  This is not acceptable evidence of insurance.  Please provide evidence of premium, I.e. insurance certificate or declaration page.  Condition remains.02/20/2019:  Received mortgage information for primary residence.  Missing evidence of insurance for property #1 on final 1003.  Condition remains.02/19/2019:  Audit reviewed Lender’s rebuttal and disagrees.  Annual loan history, page 205, reflects disbursement for taxes, but not for insurance.  Condition remains.

LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.37% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21.80 months reserves

301121662	56e87b59-e22e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing. CU Risk score 2.9.		02/22/2019: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
301121647	f7a37965-ab2f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Permanent Resident Alien Card	A copy of the Permanent Resident Alien Card for the borrower as required by DU was not provided. The borrower is listed as a Permanent Resident Alien on the loan application.	02/27/2019: Please provide update on compliance review.
03/01/2019: Audit reviewed all documents, and has determined that sufficient evidence was provided to verify borrower is a legal resident. FNMA guides requirements have been met. Condition cleared.   02/25/2019: e-mailed management02/22/2019: Pending compliance review.  Condition remains.

Reserves are higher than guideline minimum DU require 6 months reserves, loan qualified with 83 months reserves Years on Job Borrower has 13.25 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779

301121647	4a24d0f6-fd2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum DU require 6 months reserves, loan qualified with 83 months reserves Years on Job Borrower has 13.25 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779

301130089	9c7f8820-4535-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.  Additional conditions may apply.

03/05/2019: None of the income for this self-employment was considered in qualifying; and the 1003 lists it as an element of risk only. By adding it to the 1003 we are reporting all employment; and when this happens its mostly due to a trigger that there are additional deposits and self-employment indicators that can be answered by listing this secondary/side employment. The income wasn’t considered and out borrower is claiming the income to the IRS, but we do not need it for our loan.02/27/2019: FVOEs

03/06/2019: Audit reviewed final AUS, and has determined that verification of self employment (not used to qualify ) via business returns was removed from the final AUS. Documentation not required, Condition cleared. 03/05/2019: Audit reviewed the Lender Rebuttal, and has determined that a VOB for self employment business is required to be verified in accordance with LP approval direction to comply. Condition remains. 03/01/2019: Audit reviewed updated 1008 and AUS, and has determined that the updated LP (under Employment and Income, 5C) requires VOB for the existence of business through a third party source for borrower. Condition remains. 02/27/2019: Audit reviewed VOE's, and has determined that a VOB for Borrower business is required per LP. Borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  163.60 months reserves Years on Job Borrower has 27.58 years on job Years in Primary Residence Borrower has resided in primary house for 7 years

301130089	6d10fd33-4635-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  File is missing personal and/or business executed tax returns.  Additional conditions may apply.

03/06/2019: Revised final AUS03/05/2019: None of the income for this self-employment was considered in qualifying; and the 1003 lists it as an element of risk only. By adding it to the 1003 we are reporting all employment; and when this happens its mostly due to a trigger that there are additional deposits and self-employment indicators that can be answered by listing this secondary/side employment. The income wasn’t considered and out borrower is claiming the income to the IRS, but we do not need it for our loan.03/01/2019: Revised

03/06/2019: Audit reviewed final AUS, and has determined that verification of self employment (not used to qualify ) via business returns was removed from the final AUS. Documentation not required, Condition cleared. 03/05/2019: Audit reviewed the Lender Rebuttal, and has determined that signed completed individual and business tax returns for self employment business is required to be verified in accordance with LP approval direction to comply. Condition remains.03/01/2019: Audit reviewed updated 1008 and AUS, and has determined that signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet are required for Business (Precise Builders) listed on final 1003. Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  163.60 months reserves Years on Job Borrower has 27.58 years on job Years in Primary Residence Borrower has resided in primary house for 7 years

301130089	1d2a0bb2-4535-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for the borrower's primary residence on the final loan application.
03/05/2019: None of the income for this self-employment was considered in qualifying; and the 1003 lists it as an element of risk only. By adding it to the 1003 we are reporting all employment; and when this happens its mostly due to a trigger that there are additional deposits and self-employment indicators that can be answered by listing this secondary/side employment. The income wasn’t considered and out borrower is claiming the income to the IRS, but we do not need it for our loan.03/01/2019: HOA Primary
03/01/2019: Audit reviewed evidence of HOA for primary residence, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  163.60 months reserves Years on Job Borrower has 27.58 years on job Years in Primary Residence Borrower has resided in primary house for 7 years

301016456	3660c84d-53fa-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	B	B	B	B	B	Credit	Missing Evidence of Property Taxes
Evidence of property taxes for subject property not provided.  Monthly tax amount of $XXX.XX reflected on final Closing Disclosure is based on sales price of $XXX,XXX x 1.25% / 12 months, however the subject property is not new construction and does not correspond with the monthly tax amount of $XXX.XX on the appraisal report and preliminary title report.  Provide evidence of tax calculation.  Additional conditions may apply.

12/11/2018:  This is a XXXXXXXXXX purchase. When a home in XXXXXXXXXX is purchased, the taxes are re-assessed. We use 1.25% to estimate the total taxes on the subject property. Please waive this condition.

12/14/2018: Audit has consulted with Compliance, and has determined that although it is best practice to utilize the Preliminary Title as the most accurate estimate for new property tax, it is an acceptable industry standard practice to use 1.25%  of the sales price for the annual property tax amount for XXXXXXXXXX purchases.  Difference would not put DTI >43%.  Issue is non-material and loan will be graded a B.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Full Documentation Full Documentation

301016456	95e91c3f-51fa-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The Recording Fees Deed: $XX.XX and Mortgage $XXX.XX in section E of the final Closing Disclosure do not reflect any amounts in the Borrower Paid and/or Seller Paid column.  If Recording Fees were paid at closing, amounts must be also be disclosed in the at closing column for the borrower or seller.  Provide corrected CD and letter of explanation to the borrower.
12/12/2018: Attached is the updated CD with title fees shown as paid by settlement agent & email to borrower.
04/26/2019:  Investment business transaction not subject to TRID/RESPA rule.  Finding rescinded.12/13/2018:  Received explanation letter and post consummation CD correcting Section E.  Condition cleared.  Loan will be rated a B.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Full Documentation Full Documentation

301130070	3d93159b-cc48-4206-90a5-7d4e1985f836	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax and state tax stamps listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies
301130070	f7cbadff-4335-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral score of 3.6.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301129969	7e8cc7ab-3d35-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s Partnership business must be obtained within 120 calendar days prior to the note date via the following a third-party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
															02/26/2019: VOE with supporting documents on pages 709-719 of loan file	02/26/2019: Audit re-analyzed loan file, and has determined that a copy of the business license was located on page 710 of the original loan file. Condition rescinded.
CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 53.49% DTI is lower than guideline maximum Overlay maximum DTI of 45%, loan qualified with DTI of 34.70% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 764

301129969	b31be86c-d935-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	A	A	A	Credit	Ineligible Transaction	Client Overlay Exception, Client to Review. The subject loan closed as an investment property. Per AUS overlays, no investor occupancy is allowed.	02/26/2019: Per final 1003 and occupancy affidavit borrower is not occupying the property.	02/26/2019: Audit re-analyzed guidelines for loan program, and has determined that investment property is acceptable. Condition rescinded.
CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 53.49% DTI is lower than guideline maximum Overlay maximum DTI of 45%, loan qualified with DTI of 34.70% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 764

301129969	67e3d267-3c35-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	02/26/2019: Data Verify report	02/26/2019: Audit reviewed Fraud Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.
CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 53.49% DTI is lower than guideline maximum Overlay maximum DTI of 45%, loan qualified with DTI of 34.70% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 764

301129969	1509040d-3c35-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.3.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 53.49% DTI is lower than guideline maximum Overlay maximum DTI of 45%, loan qualified with DTI of 34.70% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 764

301129922	c89ec99a-8834-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. Collateral Underwriter Risk Score 3.0
02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.02/28/2019: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

301129920	d6e491cc-23bf-492e-af4f-3c6f1b7ec2f5	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX.
03/05/2019: Post CD03/01/2019: Post CD
04/26/2019:  Investment business transaction not subject to TRID/RESPA rule.  Finding rescinded.03/05/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.03/01/2019: Audit review of the Post Closing CD, and has determined that the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes were MISSING. Condition remains.

301129920	6a1d1b2e-f1c6-43c5-8f6f-06de478cfae2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $X,XXX.XX vs actual amount of $X,XXX.XX.	03/05/2019: Post CD03/01/2019: Post CD
04/26/2019: Investment business transaction not subject to TRID/RESPA rule.  Finding rescinded.03/05/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.03/01/2019: Audit review of the Post Closing CD, and has determined that the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes were MISSING. Condition remains.

301129920	7282f830-d52b-46b5-a28f-6603e4fcf024	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of XXX.XX a month. The lender used the incorrect amount of $XXX for the taxes vs. the actual amount of XXX.XX and used the incorrect amount of $XXX.XX for the  HOA vs. the actual amount of $XXX.
03/05/2019: Post CD03/01/2019: Post CD
04/26/2019:  Investment business transaction not subject to TRID/RESPA rule.  Finding rescinded.03/05/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.03/01/2019: Audit review of the Post Closing CD, and has determined that the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes were MISSING. Condition remains.

301129890	a9e8279a-3935-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool Supporting Documentation
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
02/27/2019: DataVerify
03/04/2019:  Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared. 02/27/2019: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 2.08 months reserves, loan qualified with 8.80 months reserves Years on Job Borrower has 25 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported

301129890	aae8279a-3935-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		02/27/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 2.08 months reserves, loan qualified with 8.80 months reserves Years on Job Borrower has 25 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported

301121626	e54ee215-9b97-4de4-b0c4-b645f667a08f	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	B	B	B	B	B	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX.		Finding deemed non-material, loan will be graded a B for all agencies
301121589	b384669d-c12e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file, CU score of 2.6		02/22/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301121583	4b291965-0c2f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA was not provided. CU score was not available.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300213396	16b41050-d8c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The Cost of New Estimate per the appraisal is $XXX,XXX and the hazard insurance policy reflects the coverage of $XXX,XXX with 25% replacement costs.  The file is missing the Cost Estimate from the insurance declaration and is short $XXX,XXX.

 1/12/2017: A replacement cost estimate from the insurer indicates a replacement cost of $XXX,XXX for the subject property.  The hazard dwelling coverage of $XXX,XXX is sufficient to cover the replacement cost per the insurer. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.76% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualified with LTV of 56.39%

300213396	780645a8-e8d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
 Co-borrower is a wage earner - evidence of 2 years tax returns were not provided. Although XXXX tax returns, pages 1 and 2 are in the file for borrower and co-borrower- all pages of the complete personal tax returns were not provided.

01/23/2017: Please fin uploaded tax returnsBorrower nor co-borrower have been identified as self-employed.  Per lender guidelines tax returns required for self-employed borrowers. I loan file is documented with IRS Tax transcripts.

01/23/2017: Audit reviewed XXXX/XXXX copy of complete Tax Returns, and has determined that the documentation submitted is deemed acceptable. Condition cleared.  01/13/2017: Audit reviewed Lender's rebuttal and disagrees.  The Lender's guidelines require tax returns for borrowers with rental income.  Transcripts reflect negative rental income.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.76% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualified with LTV of 56.39%

300213396	97a62937-b1c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing flood certificate	Missing Life of Loan Flood Certificate.	01/04/2017: Flood Certificate 12/28/2016: Please find uploaded the standard Flood Hazard Determination	01/04/2017: Audit review of Flood Certificate documentation submitted is deemed acceptable. Condition cleared. 12/28/2016: Audit downloaded document, however it is illegible. Please re-send.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.76% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualified with LTV of 56.39%

300213396	f6f61d30-b9c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	Missing borrower's SSI award letter. The loan is non QM compliant and additional conditions may apply.	12/28/2016: Please find uploaded SSI information	12/28/2016: Audit reviewed the borrowers SSI award letter, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.76% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualified with LTV of 56.39%

300213396	96a97ae9-b9c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Missing evidence of the borrower's primary residence property (school) taxes.	01/04/2017: please refer to the credit supplement, the taxes are escrowed with the monthly payment.
01/04/2017:  Audit reviewed credit supplement that states escrows of taxes and insurance were both included within the monthly payment for property. Documentation submitted is deemed acceptable. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.76% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualified with LTV of 56.39%

300213396	5d34f5c9-b9c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing verification that none of the properties owned by the borrower and co-borrower have HOA fees.	01/06/2017: please see attached.	01/06/2017: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to verify no HOA fees are on the REO properties. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.76% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualified with LTV of 56.39%

300213396	16690dda-d8c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing rate lock verification	Missing Rate Lock verification.	12/28/2016: Please find uploaded the Interest Rate Lock Confirmation	12/28/2016: Audit review of Rate Lock documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.76% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualified with LTV of 56.39%

300213396	96aa2c37-b9c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of the monthly Insurance payment for the REO property listed on the borrower's final 1003 page 5 property #2.	01/06/2017: tax and insurance
01/06/2017: Audit reviewed monthly Insurance payment for the REO property listed on the borrower's final 1003 page 5 property #2, and has determined that the documentation submitted is deemed acceptable. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.76% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualified with LTV of 56.39%

300213396	6d14f142-823d-4dfe-854d-49b7a6401c4c	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated XX/XX/XXXX and was not provided within 3 business days of application date..	12/28/2016: Please find uploaded Affiliated business sent to borrower within the Federal State and Compliance document on X/XX	12/28/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.76% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualified with LTV of 56.39%

300213396	91ca556d-9328-4ea6-89a6-3bbc5de82462	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Initial LE is missing from file therefore evidence of Appraisal disclosure was not provide within 3 days of application.	12/28/2016: Please see initial LE	12/28/2016: Audit reviewed initial LE dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.76% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualified with LTV of 56.39%

300213396	331b4f74-3767-4d53-8f15-aee5a740432d	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure in the file is dated XX/XX/XXXX and was not provided within 3 business days of application date.	12/28/2016: Please find uploaded the Homeownership Counseling provided as part of the Federal State Compliance	12/28/2016: Audit review of HUD Homeownership Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.76% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualified with LTV of 56.39%

300213396	d3d7be78-50f3-4b23-9b6f-ce6f8b13ccac	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application
The initial LE is required to be provided to the borrower within 3 standard business days of application.  The Initial LE is dated XX/XX/XXXX and was not provided within 3 business days of application date.
01/04/2017: Please find lender system notes documenting change circumstance for increase in credit report fee XX/XX/XXXX: Please find uploaded the initial LE dated XX/XX/XX
01/04/2017: Audit re-analyzed with Compliance, and upon further review has determined that the credit supplement was needed post issuance of the initial LE to confirm aspects of the original credit pull, then that would constitute a changed circumstance and would be valid reason for increase in the charge on the revised LE.  The reason for the increase was documented by the creditor, therefore the change is valid. Condition cleared.01/04/2016: Audit consulted with Compliance, and has determined that the increase in the credit report fee would require a copy of the lenders guidelines that state this credit supplement was required, otherwise unable to clear the finding. Condition remains.  01/04/2017: Pending TRID Compliance review of acceptability. 12/28/2016: Audit reviewed initial LE dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. However, the Credit report fee on said LE reflects $XX and the LE dated XX/XX/XXXX reflects $XX provide COC for increase. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.76% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualified with LTV of 56.39%

300213396	07e8bb88-77ce-47f1-be17-871b185d4601	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXX. The lender credit decreased to $XXX.XX on the final CD with no indication of a valid COC to account for the $XX.XX decrease in the credit.

01/04/2017: the initial CD discloses the change in lender credit which was a result of loan amount change. The loan amount decreased from $XXXk on the XX/X LE to $XXXK as listed on the initial CD dated XX/X
01/04/2017: Audit reviewed the "Change History", and has determined that the loan amount decrease was documented which validates the small decrease in the lender credit. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.76% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualified with LTV of 56.39%

300213396	0edc9314-36a3-496b-9949-85f02a25e09d	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error	The Estimated Taxes, Insurance & Assessments section on final Closing Disclosure and Loan Estimates are missing the explanation for the field Other.
04/26/2019:  Investment business transaction not subject to TRID/RESPA rule.  Finding rescinded.1/11/2017: An LOE and post close CD within 60 days of consummation was provided, however, an explanation for the field Other is not reflected. This is considered non-material and loan will be graded B.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.76% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualified with LTV of 56.39%

300213396	3618af02-b8c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA appraisal was not provided in the loan file.		12/22/2016: CDA provided reflecting a value of $XXXXXXX.XX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.76% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualified with LTV of 56.39%

300227297	9ae3242e-8cc0-e611-86eb-d8d385e1d166	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Evidence of rent loss insurance covering at least 6 months gross monthly income and 2 year history of managing rental properties was not provided in the file as required by lender's guidelines.	01/10/2017: please see updated declaration page showing Rent Loss, item D under Coverage Information.
01/10/2017: Audit reviewed Insurance Declaration page, and has determined that documentation submitted reflects "D-Loss of Use" on said page and is deemed acceptable. Condition cleared.  01/05/2017: Audit escalated the exception request, and was not approved. Condition will remain as active and loan is rated B at this time.12/29/2016: Pending review from Client.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.18% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 112.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781

300227297	887b9e86-bdbc-e611-9869-d8d385e1d166	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Lease agreement
Lease agreement for the subject property was not provided in the loan file.  When the subject property is an investment property, the lender's guidelines require income approach from appraisal AND current 12 month lease to substantiate rental income from the appraisal if borrower owned property less than 1 year.

01/26/2017: Lender's guidelines only require evidence of a lease if the property is currently rented. However if the property is not rented a lease agreement is not required and income then determined from the market rent information on appraisal. In addition lender's previous guidelines stated "•The appropriate appraisal form, and •Current 12-month lease(s), if available". Only if available would a lease agreement be required. Please review and advise01/11/2017: attached please find a current rental guideline from lender, please note 2 year property management history is no longer required. the attached is effective as of Nov XXXX. the GL reviewer is referring to is outdated.12/16/2016: Please see attached. Page 2 & 4 states the lease agreement is not required. The subject property was not tenant occupied; it was occupied by the seller which can be verify by the purchase agreement and the appraisal.

02/21/2017: Audit acknowledges that the client approved the updated guidelines, and has determined that the 2 year management history is not required within the updated guidelines. Condition cleared.    01/26/2017:  Still awaiting  investor review and approval of updated guidelines. Requested status.01/26/2017: E-mailed DM/ADM - new guidelines approved??01/12/2017: Pending investor review and approval of updated guidelines. 01/11/2017: E-mailed DM and ADM to advise.01/05/2017: Audit escalated the exception request, and was not approved. Condition will remain as active and loan is rated B at this time.12/29/2016: Re-sent, Pending review from Client.12/21/2016:  Pending exception from Client12/16/2016:  Audit reviewed guidelines submitted.  Page 2 is insurance coverage requirements and page 4 is requirements for Condos, PUDs and Co-ops.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.18% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 112.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781

300227297	022ebf60-c0bc-e611-9869-d8d385e1d166	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Survey in section B of the final Closing Disclosure reflects payee as "Other" and is missing the name of the service provider.  Additional conditions may apply.  Please note that a letter of explanation to the borrower must also be issued.

04/26/2019:  Investment business transaction not subject to TRID/RESPA rule.  Finding rescinded.12/29/16: Lender provided the corrected within CD 60 days of consummation, and LOE to the borrower. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.18% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 112.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781

300227297	c101bbe2-12f8-4a94-9d64-7cf87a52f829	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Name, Address, NMLS ID, Email and Phone of the Buyers Real Estate Broker and Sellers Real Estate Broker are missing.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower must also be issued.

04/26/2019:  Investment business transaction not subject to TRID/RESPA rule.  Finding rescinded.12/29/16: Lender provided the corrected within CD 60 days of consummation, and LOE to the borrower. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.18% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 112.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781

300227297	2f962c31-8dc0-e611-86eb-d8d385e1d166	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error	The Title - Owners Coverage (Optional) in section H of the final Closing Disclosure reflects "Other" as the payee. Please note that a letter of explanation to the borrower must also be issued.
04/26/2019:  Investment business transaction not subject to TRID/RESPA rule.  Finding rescinded.12/29/16: Lender provided the corrected within CD 60 days of consummation, and LOE to the borrower. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.18% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 112.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781

300227297	abe98430-c1bc-e611-9869-d8d385e1d166	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/14/2016: CDA provided reflecting a value of $XXXXXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.18% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 112.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781

301015728	72b1ed87-44e8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Agency guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing terms and conditions of withdrawal from 401K.

11/20/2018: TERMS OF WITHDRAWAL11/19/2018:  AUS/DU is not requiring any assets for this file and they do not require terms of withdrawal. Please waive this condition. Keep in mind this is an agency loan, NOT a jumbo.

11/21/2018: Lender provided term of withdrawal for 401k.  Exception cleared.11/20/2018:  Audit reviewed Lender's rebuttal and AUS findings.  Per findings, reserves of $XXXXX.XX are required.  The retirement account is the only asset provided.  Terms and conditions are required.  Condition remains.

Years in Primary Residence Borrower has resided in primary residence  for  10 years Years on Job Borrower has 15 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765

301015728	a1b4423c-3de8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Acknowledged	B	B	B	B	B	Credit	Ineligible Transaction	Client Overlay Exception, Client to Review. Transaction is ineligible due to occupancy type. Subject is an investment property which is prohibited per client overlays.	11/16/2018: Subject is Conforming 30 Yr Fixed, DU Approve/Eligible. NOT a Jumbo. Please clear	11/20/2018: Client acknowledges exception. Condition cleared. Loan will be rated a B.11/19/2018: Pending Client exception review
Years in Primary Residence Borrower has resided in primary residence  for  10 years Years on Job Borrower has 15 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765

301015728	0335c32a-dae8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of taxes for property #5 on the final application not provided.	11/16/2018: Received evidence of property taxes for REO #5. Condition cleared.11/19/2018: Proof Taxes on XXX Property	11/16/2018: Received evidence of property taxes for REO #5. Condition cleared.
Years in Primary Residence Borrower has resided in primary residence  for  10 years Years on Job Borrower has 15 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765

301015728	ccdf2f26-fde8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure does not reflect the name of the payee and the XX-XX 1st Half Taxes in section H of the final Closing Disclosure does not list the government entity assessing the tax.  Provide corrected CD and letter of explanation to the borrower.

05/02/2019:  Finding reactivated, personal use determined.04/26/2019:  Investment business transaction not subject to TRID/RESPA rule.  Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.

Years in Primary Residence Borrower has resided in primary residence  for  10 years Years on Job Borrower has 15 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765

301015728	64794e2a-3de8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score was not reflected.		11/21/2018: A CDA provided reflecting a value of $X,XXX,XXX. which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Primary Residence Borrower has resided in primary residence  for  10 years Years on Job Borrower has 15 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765

300868581	14042d61-07a5-e811-94b3-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.	08/29/2018: HOI
08/29/2018: Audit reviewed the HOI submitted, and has determined that a Statement (letter) was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the Option ID endorsement included with policy, the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 20.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.15%

301003649	e7873d5c-02e1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided with an effective date on or prior to the Note date XX/XX/XXXX: Hazard insurance effective date of XX/XX/XXXX.
The Hazard Insurance effective date is after the Note date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
DTI is lower than guideline maximum Loan qualified with a 25.31% DTI Full Documentation Full documentation file CLTV is lower than guideline maximum loan qualified with CLTV of 68.89%
301003649	85ec9b41-354e-4784-9d6c-dce45d7bcf46	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation date.  No cure.
11/09/2018: XX/XX LE and Receipt
11/09/2018: Audit reviewed electronic log showing e-delivery details for LE, when it was provided and when the borrower accessed it, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 4 days prior to consummation. Condition cleared.
DTI is lower than guideline maximum Loan qualified with a 25.31% DTI Full Documentation Full documentation file CLTV is lower than guideline maximum loan qualified with CLTV of 68.89%
301003649	7596c0e0-00b0-48f7-81d8-64147fed4c02	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure
11/09/2018: Initial CD and Receipt
11/09/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.
DTI is lower than guideline maximum Loan qualified with a 25.31% DTI Full Documentation Full documentation file CLTV is lower than guideline maximum loan qualified with CLTV of 68.89%
301003649	73cd07a2-668d-4aee-92f7-b3fbe10d1d06	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX reflects a Discount Fee of $X,XXX with no resulting COC for any subsequent disclosures.  Final CD reflects a Mortgage Broker Fee of $X,XXX for a variance/refund required of $X,XXX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

11/16/2018: Change Request from Broker and Lock Confirmation XX/XX/XXXX: COC XX/XX, XX/XX LE Re-Disclosure. COC XX/XX, XX/XX CD Disclosure in Lieu of LE. (Changed from Borrower Paid to Lender Paid Compensation)

11/16/2018: Audit review of Rate Lock Confirmation, as well as COC, confirms rate lock extension included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.11/09/2018: Audit reviewed COC and LE documents, and has determined that without evidence of a rate lock type event that occurred when the fee changed, the COCs are invalid. Provide rate lock, extension or re-lock proof -OR- Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Condition remains.
DTI is lower than guideline maximum Loan qualified with a 25.31% DTI Full Documentation Full documentation file CLTV is lower than guideline maximum loan qualified with CLTV of 68.89%
301003649	6cf900a6-33d0-498c-b2a6-7a06273ac0bf	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															11/14/2018: Taxes Re-Assessed per Title	11/15/2018: Received evidence XXXX property taxes are $XXXX.XX/12 + $XXX.XX/month. Closing disclosure reflects $XXX.XX, a difference of $X.XX. Passes compliance testing. Condition cleared.	DTI is lower than guideline maximum Loan qualified with a 25.31% DTI Full Documentation Full documentation file CLTV is lower than guideline maximum loan qualified with CLTV of 68.89%
301003649	5eb07eb7-0e62-456c-be5d-a2d5e43e8242	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $XXX.XX. the calculated payment amount is $XXX.XX.		11/15/2018: Received evidence 2019 property taxes are $XXXX.XX/12 + $XXX.XX/month. Closing disclosure reflects $XXX.XX, a difference of $X.XX. Passes compliance testing. Condition cleared.	DTI is lower than guideline maximum Loan qualified with a 25.31% DTI Full Documentation Full documentation file CLTV is lower than guideline maximum loan qualified with CLTV of 68.89%
301003649	81e33d9d-2c35-4303-b82e-61575ed0a29a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Waiver by borrower of Revised LE timing requirement not provided or properly documented	No waiver in file signed by the borrower waiving the revised Loan Estimate timing requirement. No cure.
05/02/2019:  Finding reactivated, personal use determined.04/26/2019:  Investment business transaction not subject to TRID/RESPA rule.  Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum Loan qualified with a 25.31% DTI Full Documentation Full documentation file CLTV is lower than guideline maximum loan qualified with CLTV of 68.89%
301003649	4cb91b5a-e703-4982-9ded-3e7a169d0792	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
																11/15/2018: Received evidence XXXX property taxes are $XXXX.XX/12 + $XXX.XX/month. Closing disclosure reflects $XXX.XX, a difference of $X.XX. Passes compliance testing. Condition cleared.	DTI is lower than guideline maximum Loan qualified with a 25.31% DTI Full Documentation Full documentation file CLTV is lower than guideline maximum loan qualified with CLTV of 68.89%
301003649	dea1e2a5-1ee1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/6/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum Loan qualified with a 25.31% DTI Full Documentation Full documentation file CLTV is lower than guideline maximum loan qualified with CLTV of 68.89%
301003647	286edb46-28e1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Acknowledged	B	B	B	B	B	Credit	DTI Exceeds Guidelines	Lender guidelines reflects a DTI of 43.00%, the actual DTI is 49.80%.	11/12/2018: Approval email from JPM
11/14/2018: Audit acknowledges the client approved guideline exception for DTI outside of Client Overlay guidelines. Loan will be rated a B.11/12/2018: Audit reviewed the Lender Rebuttal, and has determined that an Exception Request was sent to the Client for review. Loan is still pending a response from Client. Condition remains.  11/08/2018:  Client overlay allows maximum DTI of 45%.  Pending Client exception review.

Reserves are higher than guideline minimum UW guidelines require 10 reserves , loan qualifies with 12 months reserves.  FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 772. No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, loan qualfiies with 0x30 lates within the most recent 70 months,

301003646	d6ab7110-63e7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Permanent Resident Alien Card	A copy of the Permanent Resident Alien Card for the borrower as required by the lender's guidelines was not provided.	11/15/2018: Permanent Resident Card	11/15/2018: Audit reviewed copy of the Permanent Resident Alien Card, and has determined that said document has not expired and is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 7.35 months reserves, loan qualified with  35 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.35% Years Self Employed Borrower has 2 years Self Employed

301003646	6e1c4839-5ee7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. No collateral underwriter risk score was reflected.		11/14/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 7.35 months reserves, loan qualified with  35 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.35% Years Self Employed Borrower has 2 years Self Employed

301003645	be449789-3ae1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Lender provided CDA report however CDA Value is Indeterminate therefore is not valid.		11/12/2018: An Appraisal Review Short Form reflecting a value of $XXX,XXX.XX which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
301025427	816b581b-ebf0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements	The AUS requires a copy of the current lease for all properties with net rental income. The current leases are missing for properties #2 and #3 on page 8 of the final application.	11/30/2018: Lease Agreements
11/30/2018: Audit reviewed executed copies of Leases for REO #2 (Units 1&2) and REO #3 (Lower & Upper Units), and has determined that documentation submitted was dated PRIOR to consummation and is deemed acceptable. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 139.20  months reserves, loan qualified with 45 months reserves Years on Job Borrower has 24 years on job Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income

301025427	2be16bde-731b-412e-b300-d44c7569bc2c	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	11/30/2018: PCCD and Final SS
11/30/2018: Audit reviewed Post Funding CD, as well as Final Settlement Statement, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.

Reserves are higher than guideline minimum UW Guides require 139.20  months reserves, loan qualified with 45 months reserves Years on Job Borrower has 24 years on job Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income

301015720	9777dc88-03e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Acknowledged	B	B	B	B	B	Credit	Ineligible Transaction	Client Overlay Exception, Client to Review - Transaction is ineligible due to occupancy type. Investment properties are prohibited per agency overlays.	11/16/2018: Subject is Conforming 30 Yr Fixed, DU Approve/Eligible. NOT a Jumbo. Please clear.	11/20/2018: Client acknowledges exception. Condition cleared. Loan will be rated a B.11/19/2018: Pending Client exception review
Years Self Employed Borrower has 19 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.46% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.40 months reserves

301015720	f0fd6bc1-e2e8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure do not reflect the name of the payee and the government entity assessing the tax.  Provide corrected CD and letter of explanation to the borrower.
04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years Self Employed Borrower has 19 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.46% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.40 months reserves

301015720	d953ec49-2de8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score not provided.		11/21/2018: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed Borrower has 19 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.46% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.40 months reserves

300932308	8a806df3-abe2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date.
Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 218.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750

300932308	d1dc3d09-7c7d-476c-b310-d7849595c5d0	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 218.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750

300932308	cda900e8-9ae2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Flood Insurance Premium in section F of the final Closing Disclosure are missing the name of the service provider.  Provide corrected CD and letter of explanation to the Borrower.
04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 218.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750

301025419	7af059cd-e9ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 36.97%. Audit DTI is 40.13% due to subject rent calculation. Lender did not apply 25% vacancy factor to the market rent for the subject.

12/03/2018: Please provide audit's calculation for DTI of 40.13%. UW disagrees with this figure, citing that vacancy factor of 25% would bring DTI to 47.14%, therefore AUS was re-run accordingly and findings are approve/eligible using this figure. Agency loan, NOT a jumbo. Please clear the condition.11/30/2018: Updated AUS

12/03/2018: Audit reviewed all income, debts and REO, and has determined that the re-calculated DTI is 47.14%. Updated AUS is deemed acceptable. Condition cleared. 11/30/2018: Audit reviewed AUS, and has determined that said document has a DTI of 47.14% versus 40.13% audit DTI due to rental income difference. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 813 Reserves are higher than guideline minimum UW Guides require 8.03  months reserves, loan qualified with 112.10 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.38%

301025419	04ba3ad5-059e-4f52-b391-07cc900c5e35	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Endorsement Fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The Title - Endorsement Fee should be listed in section C of the CD.
04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 813 Reserves are higher than guideline minimum UW Guides require 8.03  months reserves, loan qualified with 112.10 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.38%

301025419	42394d8d-e7ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Credit Report Fee of $XX.XX with no resulting COC for any subsequent disclosures. The CD reflects a Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/30/2018: PCCD and Final SS
04/26/2019:  Investment business transaction not subject to TRID/RESPA rule.  Finding rescinded.11/30/2018: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided and documentation is deemed acceptable. Loan will be rated a 'B'.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 813 Reserves are higher than guideline minimum UW Guides require 8.03  months reserves, loan qualified with 112.10 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.38%

301025419	5c6b324d-e7ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 813 Reserves are higher than guideline minimum UW Guides require 8.03  months reserves, loan qualified with 112.10 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.38%

301066985	d20f7b47-4018-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Acknowledged	B	B	B	B	B	Credit	DTI Exceeds Guidelines
The Guidelines reflects a maximum allowable DTI of 43%.  Due to the improper calculation of debts, the actual DTI is 43.29%. REO #3 was used due to missing sufficient evidence that the borrower no longer owns this property. In addition, debts per the credit report were also added to the DTI calculations.

1/22/2019:  As per UW comments pertaining to the DTI, "please consider the higher IRA distribution amount of $XXK as the file shows distributions increased to $XX,XXX with one month receipt. They show continuance. This will bring DTI under 43%."

02/05/2019: Audit acknowledges the client approved guideline exception for distribution amount outside of guidelines. Loan will be rated a B.01/24/2019:  Per Lender’s guidelines, IRA distributions may be verified with copies of the borrower’s 2 most recent bank statements as proof of current receipt.  Distributions from asset accounts cannot be set up, or changed, solely for loan qualification purposes. Distribution must have been established at the current amount for a minimum of 2 months prior to loan application date to be used in qualifying income.   Application date XX/XX/XXXX.  September distribution $XXXX, page 534.  October distribution $XXXX, page 550.  November distribution $XX,XXX, page 565.  The maximum allowed for qualifying is $XXXX/month per guidelines.  Condition remains.

Years on Job Borrower has 7 years on job. Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  81.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812

301066985	789cacd6-3a18-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.	01/18/2019: HOI	01/18/2019: Audit reviewed all Hazard Insurance Declaration pages, and has determined that documentation provided is deemed acceptable. Coverage is sufficient via Blanket policy. Condition cleared.
Years on Job Borrower has 7 years on job. Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  81.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812

301066985	2c1dbeba-3a18-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	01/18/2019: 1008 and 1008 UW Comments	01/18/2019: Audit reviewed final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
Years on Job Borrower has 7 years on job. Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  81.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812

301066985	df947796-3b18-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed alert not provided.
01/25/2019: XXXXXX XXXXXXX is a common name in the XX see all results from a basic internet search. This is not an exact match for the Jr UW, the excluded person is located in different state and middle initial not reflected in XXX results.As per UW's comments pertaining to the Loan Safe report findings: "- LSF false fails - see XXX search for XXXXXX X XXXXXXX, CIS mismatched name and address, refer to appraisal for property value alert"

01/25/2019:  Audit reviewed Fraud Report, and has determined that all red flags were addressed. Condition cleared.01/24/2019:  CU score is 3.1.  Appraisal and CDA report support property value.  This is acceptable.  However, XXX search for junior underwriter reflects an alert, page 707.  Unable to locate lender cert or other documentation in the loan file that this issue was addressed.  Condition remains.

Years on Job Borrower has 7 years on job. Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  81.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812

301066985	92af460b-11d1-4968-a905-022058b87746	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. No cure.	01/18/2019: Initial CD
01/18/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

Years on Job Borrower has 7 years on job. Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  81.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812

301066985	e39d863d-3f18-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. No cure.	01/18/2019: PCCD
04/26/2019:  Investment business transaction not subject to TRID/RESPA rule.  Finding rescinded.01/18/2019: Audit reviewed Post Funding CD, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.

Years on Job Borrower has 7 years on job. Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  81.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812

301066985	71671889-3e18-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error	Section F of the final Closing Disclosure reflects the hazard insurance premium paid to the lender vs. the insurance company.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies
Years on Job Borrower has 7 years on job. Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  81.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812

301027546	62275dd9-8c54-434a-9559-75d419731c2e	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
01/11/2019: Initial CD
01/11/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

301084737	c4769ea3-ec23-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Acknowledged	B	B	B	B	B	Credit	DTI Exceeds Guidelines	Client Overlay Exception, Client to Review. The AUS reflects a DTI of 46.87%, however the maximum allowable DTI is 45.00% per agency overlays.		02/01/2019: Audit acknowledges the client approved guideline exception for DTI outside of Client Overlay guidelines. Loan will be rated a B.02/01/2019: Exception is pending review from client.
Years on Job Borrower has 5 years on job Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XX,XXX.XX in disposable income   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOM verifies 12 months payment history with no late payments reported

301084737	b43c1ae6-ef23-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Acknowledged	B	B	B	B	B	Credit	Ineligible Transaction	Client Overlay Exception, Client to Review. Transaction is ineligible due occupancy. Per agency overlays, investor occupancy is not allowed.		02/01/2019: Audit acknowledges the client approved guideline exception for Occupancy outside of Client Overlay guidelines. Loan will be rated a B.02/01/2019: Exception is pending review from client.
Years on Job Borrower has 5 years on job Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XX,XXX.XX in disposable income   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOM verifies 12 months payment history with no late payments reported

301084737	5c48c522-1232-4c3a-bcb1-554b8f7c84c4	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
02/01/2019: Initial CD
02/01/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

Years on Job Borrower has 5 years on job Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XX,XXX.XX in disposable income   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOM verifies 12 months payment history with no late payments reported

301084737	6d417260-337e-4831-863e-3b8521f47230	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX reflects a Discount Fee of $X.XX with no resulting COC for any subsequent disclosures.  Final CD reflects a Discount Fee of $X,XXX.XX for a variance/refund required of $X,XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
02/05/2019: COC - rate change
02/07/2019: Audit reviewed all documentation, and has determined that documents submitted confirm rate lock decreased from initial CD to the Final CD. Therefore, no refund is required. Documentation submitted is deemed acceptable, condition cleared.02/05/2019: Audit reviewed COC documentation, and has determined that corresponding evidence of pricing via Rate Lock Confirmation to verify Bona Fide Discount point and fees is required. Condition remains.

Years on Job Borrower has 5 years on job Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XX,XXX.XX in disposable income   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOM verifies 12 months payment history with no late payments reported

301084737	4cae0642-c820-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD is missing from the loan file. No Cure - Missing document not provided.
02/01/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

Years on Job Borrower has 5 years on job Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XX,XXX.XX in disposable income   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOM verifies 12 months payment history with no late payments reported

301084737	673db79f-0055-4b9d-949b-18c5a1e2c06c	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXX,XXX.XX.  The most recent Loan Estimate dated 01/02/2019 indicates an amount of $XXX,XXX.   Provide re-disclosed CD and letter of explanation.
04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years on Job Borrower has 5 years on job Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XX,XXX.XX in disposable income   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOM verifies 12 months payment history with no late payments reported

301084737	22eca634-e923-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		01/30/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 5 years on job Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XX,XXX.XX in disposable income   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOM verifies 12 months payment history with no late payments reported

301084736	b6b9d6e8-f822-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property B located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.

02/05/2019: Revised DU02/01/2019: If the rental income from the property in question is excluded from the DTI calculation, the DTI would still only be 36.93%. Please consider the higher, more conservative DTI and kindly waive the condition.

02/05/2019: Audit reviewed updated AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared. 02/01/2019: Audit reviewed the Lender Rebuttal, and has determined that removing rental income from property B (PITI $X,XXX.XX) yields a DTI of 42.32%. Provide an update AUS, when the mortgage loan or borrower information changes and it no longer matches the information used when the loan case file was last underwritten with DU, the lender must update the data and resubmit the loan case file to DU. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33% Reserves are higher than guideline minimum UW Guides require 7.98 months reserves, loan qualified with 41.9 months reserves

301084736	153aaee9-3b23-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  The initial CD is dated XX/XX/XXXX.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
02/01/2019: Initial CD
02/01/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33% Reserves are higher than guideline minimum UW Guides require 7.98 months reserves, loan qualified with 41.9 months reserves

301084736	ba841fb3-db8a-4475-ab1b-1d6bef9cf4d5	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33% Reserves are higher than guideline minimum UW Guides require 7.98 months reserves, loan qualified with 41.9 months reserves

301084736	435ac2af-b720-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file with a collateral risk score of 3.6.		01/30/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33% Reserves are higher than guideline minimum UW Guides require 7.98 months reserves, loan qualified with 41.9 months reserves